UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-09333

                       Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Oppenheimer Main Street Small Cap Fund enjoyed strong absolute returns during a mostly positive climate for small-cap stock investing. The first six months were a particularly favorable environment for the Fund, although performance was more subdued during the second half of the period as stocks gave back some of their gains in response to investors' fears of rising interest rates. The Fund's performance closely tracked the Russell 2000 Index over this period. See page 2 for detailed performance information.

      The market environment for the Fund during the past 12 months can be roughly divided into two parts. During the first part of the reporting period, from July 1, 2003, until the second half of January 2004, stocks gained as investors became more confident about economic growth and rising corporate earnings. As their conviction increased that the economic rebound was sustainable, investors became more willing to buy stocks instead of lower-risk bonds. Against this backdrop, small-cap stocks, with their greater growth potential, were the greatest beneficiaries. In particular, the smallest of these stocks--so-called "micro caps"--as well as aggressive names in growth-oriented sectors such as technology did especially well.

      During the second part of the period, an increasing amount of data pointed to rising inflation accompanying the fast-growing economy. This fact was expected to convince the Federal Reserve Board to increase interest rates off of their historic lows (an expectation that was met on June 30, 2004). The threat of higher rates weighed on stock prices and reversed the growth trend in the small-cap market. Gains in micro-cap and fundamentally weak technology stocks were interrupted, and larger-cap and higher-quality names began enjoying stronger results on a relative basis.

      When selecting small-cap securities for the Fund, we use a proprietary stock-selection model. This model leads us to those companies with characteristics that have predicted success historically. As the 12-month reporting period began, our model detected improvements in the economy and was steering us toward technology and other cyclical investments that were expected to benefit. Our model also led us to increase the Fund's weighting in micro-cap stocks, from approximately 36% to 40% of the portfolio, while de-emphasizing more defensive areas of the market such as consumer staples, utilities and parts of the health care sector. These positioning decisions benefited performance during the first part of the period.


                  10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

      Toward the end of the period, our model was increasingly recommending a shift away from micro caps and relatively aggressive growth stocks and into larger companies as well as certain higher-quality cyclical stocks. For example, we invested in selected companies in the industrials sector, which historically has benefited most in the middle to later stages of an economic recovery. We also purchased stocks in the energy and consumer discretionary sectors, both of which we overweighted throughout the past 12 months. In hindsight, this shift in emphasis proved to be a good move. However, our model did not anticipate the shift quickly enough, and the delay resulted in a performance lag relative to our benchmark and peers.

      The significant position we maintained in the energy sector proved beneficial to the Fund as energy stocks outperformed primarily due to sharply rising oil prices. The Fund's performance was also positively influenced by emphasizing the consumer discretionary sector, which fared well as companies continued to benefit from the expanding economy and continued strength in consumer spending. The Fund's limited position in financials and utilities also helped performance; financials were hurt as investors grew concerned about the impact of rising interest rates, while utilities and other defensive investments historically have been overlooked during times of economic growth.

      On the negative side, the Fund's relative performance was hurt by stock selection within the technology sector. Early in the period, our model was somewhat late in detecting a market shift and recommending a move in favor of more aggressive, smaller-cap technology stocks. In addition, primarily in March and April 2004, when market conditions changed to favor less aggressive and larger small-cap technology names, we were unable to react quickly enough and wound up owning certain underperforming stocks for longer than desirable. In fact, many of the securities proving to be laggards late in the period were the same names that had generated large gains for the Fund during the previous eight months. We have however, greatly reduced the Fund's exposure to micro caps. As previously mentioned, the Fund's exposure to micro caps was approximately 40% during the period. We have since greatly reduced this allocation to 28%, and are working to further reduce it, in anticipation of more favorable performance for the larger companies within the small-cap market.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2004. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the classes on August 2, 1999. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A


                  11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Lipper Small-Cap Core Fund Index. The Russell 2000 Index is an unmanaged index of small-capitalization stocks. The Lipper Small-Cap Core Fund category includes the 30 largest mutual funds within the investment category as defined by Lipper. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER MAIN STREET SMALL CAP FUND(R) (CLASS A)
RUSSELL 2000 INDEX
LIPPER SMALL-CAP CORE FUND INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                        Lipper Small-Cap
                  Value of Investment   Russell 2000       Core Fund
    Date                In Fund            Index             Index

 08/02/1999                9,425          10,000             10,000
 09/30/1999                9,557           9,632              9,626
 12/31/1999               12,125          11,409             11,450
 03/31/2000               12,994          12,217             12,632
 06/30/2000               13,947          11,755             12,430
 09/30/2000               14,608          11,885             12,779
 12/31/2000               13,356          11,064             12,244
 03/31/2001               12,916          10,344             11,313
 06/30/2001               15,015          11,822             13,051
 09/30/2001               12,756           9,364             10,768
 12/31/2001               15,082          11,339             13,117
 03/31/2002               15,562          11,791             13,585
 06/30/2002               15,122          10,806             12,406
 09/30/2002               12,572           8,493             10,014
 12/31/2002               12,672           9,016             10,594
 03/31/2003               12,162           8,611             10,047
 06/30/2003               14,782          10,629             12,113
 09/30/2003               16,123          11,593             12,997
 12/31/2003               18,563          13,277             14,928
 03/31/2004               19,493          14,108             15,838
 06/30/2004               19,523          14,175             16,086

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year    5-Year   Since Inception     Inception Date
------    ------   ---------------     --------------
24.48%     N/A         14.59%             8/2/99

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER MAIN STREET SMALL CAP FUND(R) (CLASS B)
RUSSELL 2000 INDEX
LIPPER SMALL-CAP CORE FUND INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                        Lipper Small-Cap
                   Value of Investment    Russell 2000    Core Fund
    Date                 In Fund             Index          Index

 08/02/1999               10,000             10,000         10,000
 09/30/1999               10,130              9,632          9,626
 12/31/1999               12,824             11,409         11,450
 03/31/2000               13,726             12,217         12,632
 06/30/2000               14,708             11,755         12,430
 09/30/2000               15,369             11,885         12,779
 12/31/2000               14,020             11,064         12,244
 03/31/2001               13,531             10,344         11,313
 06/30/2001               15,707             11,822         13,051
 09/30/2001               13,319              9,364         10,768
 12/31/2001               15,725             11,339         13,117
 03/31/2002               16,193             11,791         13,585
 06/30/2002               15,704             10,806         12,406
 09/30/2002               13,028              8,493         10,014
 12/31/2002               13,113              9,016         10,594
 03/31/2003               12,561              8,611         10,047
 06/30/2003               15,237             10,629         12,113
 09/30/2003               16,585             11,593         12,997
 12/31/2003               19,049             13,277         14,928
 03/31/2004               19,962             14,108         15,838
 06/30/2004               19,751             14,175         16,086

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year    5-Year   Since Inception     Inception Date
------    ------   ---------------     --------------
25.94%     N/A         14.87%             8/2/99


                  14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER MAIN STREET SMALL CAP FUND(R) (CLASS C)
RUSSELL 2000 INDEX
LIPPER SMALL-CAP CORE FUND INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                        Lipper Small-Cap
                  Value of Investment    Russell 2000     Core Fund
    Date                 In Fund             Index          Index

 08/02/1999               10,000            10,000          10,000
 09/30/1999               10,130             9,632           9,626
 12/31/1999               12,824            11,409          11,450
 03/31/2000               13,726            12,217          12,632
 06/30/2000               14,708            11,755          12,430
 09/30/2000               15,369            11,885          12,779
 12/31/2000               14,030            11,064          12,244
 03/31/2001               13,541            10,344          11,313
 06/30/2001               15,717            11,822          13,051
 09/30/2001               13,319             9,364          10,768
 12/31/2001               15,725            11,339          13,117
 03/31/2002               16,192            11,791          13,585
 06/30/2002               15,703            10,806          12,406
 09/30/2002               13,038             8,493          10,014
 12/31/2002               13,113             9,016          10,594
 03/31/2003               12,571             8,611          10,047
 06/30/2003               15,247            10,629          12,113
 09/30/2003               16,595            11,593          12,997
 12/31/2003               19,069            13,277          14,928
 03/31/2004               19,993            14,108          15,838
 06/30/2004               19,982            14,175          16,086

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year    5-Year   Since Inception     Inception Date
------    ------   ---------------     --------------
30.06%     N/A         15.14%             8/2/99

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER MAIN STREET SMALL CAP FUND(R) (CLASS N)
RUSSELL 2000 INDEX
LIPPER SMALL-CAP CORE FUND INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                          Lipper Small-Cap
                   Value of Investment     Russell 2000     Core Fund
    Date                 In Fund               Index          Index

 03/01/2001               10,000              10,000          10,000
 03/31/2001                9,542               9,511           9,527
 06/30/2001               11,086              10,870          10,991
 09/30/2001                9,409               8,610           9,068
 12/31/2001               11,121              10,426          11,046
 03/31/2002               11,469              10,841          11,440
 06/30/2002               11,129               9,935          10,448
 09/30/2002                9,258               7,809           8,433
 12/31/2002                9,325               8,290           8,922
 03/31/2003                8,947               7,918           8,461
 06/30/2003               10,863               9,772          10,201
 09/30/2003               11,839              10,659          10,945
 12/31/2003               13,613              12,207          12,571
 03/31/2004               14,286              12,972          13,338
 06/30/2004               14,294              13,033          13,546

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year    5-Year   Since Inception     Inception Date
------    ------   ---------------     --------------
30.59%     N/A         11.32%             3/1/01


                  16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER MAIN STREET SMALL CAP FUND(R) (CLASS Y)
RUSSELL 2000 INDEX
LIPPER SMALL-CAP CORE FUND INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                          Lipper Small-Cap
                   Value of Investment     Russell 2000      Core Fund
    Date                 In Fund              Index            Index

 08/02/1999               10,000              10,000           10,000
 09/30/1999               10,140               9,632            9,626
 12/31/1999               12,874              11,409           11,450
 03/31/2000               13,816              12,217           12,632
 06/30/2000               14,848              11,755           12,430
 09/30/2000               15,570              11,885           12,779
 12/31/2000               14,240              11,064           12,244
 03/31/2001               13,784              10,344           11,313
 06/30/2001               16,021              11,822           13,051
 09/30/2001               13,625               9,364           10,768
 12/31/2001               16,135              11,339           13,117
 03/31/2002               16,655              11,791           13,585
 06/30/2002               16,199              10,806           12,406
 09/30/2002               13,504               8,493           10,014
 12/31/2002               13,632               9,016           10,594
 03/31/2003               13,101               8,611           10,047
 06/30/2003               15,944              10,629           12,113
 09/30/2003               17,408              11,593           12,997
 12/31/2003               20,071              13,277           14,928
 03/31/2004               21,100              14,108           15,838
 06/30/2004               21,153              14,175           16,086

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year    5-Year   Since Inception     Inception Date
------    ------   ---------------     --------------
32.67%     N/A         16.48%              8/2/99

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  June 30, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Aftermarket Technology
Corp. 1                                                 54,800    $      904,200
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                      23,200           454,024
--------------------------------------------------------------------------------
Bandag, Inc.                                             4,900           218,197
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                             249,200         5,731,600
--------------------------------------------------------------------------------
Dana Corp.                                              91,900         1,801,240
--------------------------------------------------------------------------------
Drew Industries, Inc. 1                                118,800         4,835,160
--------------------------------------------------------------------------------
Dura Automotive
Systems, Inc. 1                                         15,000           137,250
--------------------------------------------------------------------------------
Hayes Lemmerz
International, Inc. 1                                   31,500           475,650
--------------------------------------------------------------------------------
Keystone Automotive
Industries, Inc. 1                                      36,100         1,006,829
--------------------------------------------------------------------------------
Modine
Manufacturing Co.                                       52,600         1,675,310
--------------------------------------------------------------------------------
Noble International
Ltd.                                                    42,470         1,051,982
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                      7,700           131,439
--------------------------------------------------------------------------------
Spartan Motors, Inc.                                    36,000           441,000
--------------------------------------------------------------------------------
Standard Motor
Products, Inc.                                           2,100            30,933
--------------------------------------------------------------------------------
Stoneridge, Inc. 1                                      31,700           538,900
--------------------------------------------------------------------------------
Tenneco
Automotive, Inc. 1                                     139,500         1,845,585
--------------------------------------------------------------------------------
Tower
Automotive, Inc. 1                                     199,600           726,544
--------------------------------------------------------------------------------
Visteon Corp.                                          269,700         3,147,399
                                                                  --------------
                                                                      25,153,242

--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Monaco Coach Corp.                                     136,100         3,833,937
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                        14,500           540,560
                                                                  --------------
                                                                       4,374,497

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
Andersons,
Inc. (The)                                               8,700    $      147,813
--------------------------------------------------------------------------------
Handleman Co.                                           67,400         1,560,984
--------------------------------------------------------------------------------
Pomeroy Computer
Resources, Inc.                                          7,100            84,632
--------------------------------------------------------------------------------
WESCO
International, Inc. 1                                  124,500         2,290,800
                                                                  --------------
                                                                       4,084,229

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.0%
Ambassadors
Group, Inc.                                             44,700         1,050,897
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc.                                          125,200         4,204,216
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                    114,300         2,631,186
--------------------------------------------------------------------------------
Argosy Gaming Co. 1                                     77,300         2,906,480
--------------------------------------------------------------------------------
Aztar Corp. 1                                          226,900         6,353,200
--------------------------------------------------------------------------------
Boca Resorts,
Inc., Cl. A 1                                           69,300         1,373,526
--------------------------------------------------------------------------------
California Pizza
Kitchen, Inc. 1                                         17,000           325,720
--------------------------------------------------------------------------------
CBRL Group, Inc.                                        11,800           364,030
--------------------------------------------------------------------------------
CEC
Entertainment, Inc. 1                                  137,850         4,067,954
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                     40,200           464,310
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                    121,900         6,114,504
--------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                161,200         3,028,948
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc.                                     44,000           495,000
--------------------------------------------------------------------------------
Frisch's
Restaurants, Inc.                                        4,700           139,825
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                        158,500         2,765,825
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                222,600         6,611,220
--------------------------------------------------------------------------------
La Quinta Corp. 1                                      436,300         3,664,920
--------------------------------------------------------------------------------
Lakes Gaming, Inc. 1                                    33,400           387,106
--------------------------------------------------------------------------------
Landry's
Restaurants, Inc.                                       63,300         1,892,037


                  19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Lone Star Steakhouse
& Saloon, Inc.                                         111,600    $    3,034,404
--------------------------------------------------------------------------------
Navigant
International, Inc. 1                                   74,200         1,320,018
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1                                   42,800         1,264,312
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                         197,100         6,543,720
--------------------------------------------------------------------------------
Pinnacle
Entertainment, Inc. 1                                  300,300         3,786,783
--------------------------------------------------------------------------------
Prime Hospitality
Corp. 1                                                 99,400         1,055,628
--------------------------------------------------------------------------------
Rare Hospitality
International, Inc. 1                                  133,200         3,316,680
--------------------------------------------------------------------------------
Ryan's Restaurant
Group, Inc. 1                                          151,650         2,396,070
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                         166,500         3,186,810
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                 146,925         5,334,847
--------------------------------------------------------------------------------
Sonic Corp. 1                                           41,850           952,088
--------------------------------------------------------------------------------
Speedway
Motorsports, Inc.                                       65,400         2,186,976
--------------------------------------------------------------------------------
Steak n Shake Co.
(The) 1                                                168,100         3,062,782
--------------------------------------------------------------------------------
Sunterra Corp. 1                                        29,398           370,415
--------------------------------------------------------------------------------
Total Entertainment
Restaurant Corp. 1                                      56,900           769,857
                                                                  --------------
                                                                      87,422,294

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.0%
Applica, Inc. 1                                        101,800           906,020
--------------------------------------------------------------------------------
Bassett Furniture
Industries, Inc.                                         2,300            50,048
--------------------------------------------------------------------------------
Beazer Homes
USA, Inc.                                               25,731         2,581,077
--------------------------------------------------------------------------------
Blount
International, Inc. 1                                    6,800            86,564
--------------------------------------------------------------------------------
Brookfield Homes
Corp.                                                   20,000           523,800
--------------------------------------------------------------------------------
Chromcraft
Revington, Inc. 1                                        8,300           105,825
--------------------------------------------------------------------------------
CSS Industries, Inc.                                    57,250         2,006,040

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Enesco Group, Inc. 1                                    37,400    $      335,104
--------------------------------------------------------------------------------
Furniture Brands
International, Inc.                                     16,800           420,840
--------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                   109,400         4,033,578
--------------------------------------------------------------------------------
Jarden Corp. 1                                         150,500         5,416,495
--------------------------------------------------------------------------------
Kimball International,
Inc., Cl. B                                             45,100           665,225
--------------------------------------------------------------------------------
Lifetime Hoan Corp.                                     29,400           670,026
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                   30,065         1,912,435
--------------------------------------------------------------------------------
Meritage Corp. 1                                        67,700         4,657,760
--------------------------------------------------------------------------------
Mestek, Inc. 1                                          11,200           186,032
--------------------------------------------------------------------------------
Movado Group, Inc.                                      36,000           621,000
--------------------------------------------------------------------------------
National Presto
Industries, Inc.                                        11,900           490,637
--------------------------------------------------------------------------------
Ryland Group,
Inc. (The)                                              15,100         1,180,820
--------------------------------------------------------------------------------
Standard Pacific
Corp.                                                   44,100         2,174,130
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc.                                               60,700         2,556,077
--------------------------------------------------------------------------------
Technical Olympic
USA, Inc.                                              156,150         3,479,022
--------------------------------------------------------------------------------
Tupperware Corp.                                       202,000         3,924,860
--------------------------------------------------------------------------------
Universal
Electronics, Inc. 1                                     10,800           189,324
--------------------------------------------------------------------------------
Yankee Candle,
Inc. (The) 1                                           113,800         3,328,650
                                                                  --------------
                                                                      42,501,389

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
1-800-FLOWERS.com,
Inc. 1                                                  14,800           120,472
--------------------------------------------------------------------------------
Coldwater
Creek, Inc. 1                                           63,300         1,675,551
--------------------------------------------------------------------------------
J. Jill Group, Inc. 1                                   97,800         2,307,102
--------------------------------------------------------------------------------
PC Connection, Inc. 1                                  118,600           780,388
--------------------------------------------------------------------------------
Priceline.com, Inc. 1                                   66,800         1,798,924
--------------------------------------------------------------------------------
Provide
Commerce, Inc. 1                                         9,100           179,361
                                                                    ------------
                                                                       6,861,798


                  20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Action Performance
Cos., Inc.                                              42,375      $    638,591
--------------------------------------------------------------------------------
Callaway Golf Co                                         7,500            85,050
--------------------------------------------------------------------------------
Marine Products
Corp.                                                   14,700           272,685
--------------------------------------------------------------------------------
MarineMax, Inc. 1                                      198,400         5,690,112
--------------------------------------------------------------------------------
Marvel
Enterprises, Inc. 1                                     99,800         1,948,096
--------------------------------------------------------------------------------
Nautilus Group,
Inc. (The)                                             131,900         2,573,369
--------------------------------------------------------------------------------
Polaris Industries,
Inc.                                                     9,300           446,400
--------------------------------------------------------------------------------
RC2 Corp. 1                                             57,200         2,030,600
--------------------------------------------------------------------------------
SCP Pool Corp.                                         112,600         5,067,000
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1                                     72,000         2,526,480
                                                                    ------------
                                                                      21,278,383

--------------------------------------------------------------------------------
MEDIA--1.2%
4Kids Entertainment,
Inc. 1                                                  34,100           815,672
--------------------------------------------------------------------------------
Advo, Inc.                                              33,950         1,117,634
--------------------------------------------------------------------------------
Arbitron, Inc. 1                                        20,100           734,052
--------------------------------------------------------------------------------
Beasley Broadcast
Group, Inc., Cl. A                                         800            11,968
--------------------------------------------------------------------------------
Carmike
Cinemas, Inc. 1                                         27,700         1,092,765
--------------------------------------------------------------------------------
Gray Television, Inc.                                  122,200         1,697,358
--------------------------------------------------------------------------------
Hearst-Argyle
Television, Inc.                                        73,200         1,887,096
--------------------------------------------------------------------------------
Information
Holdings, Inc. 1                                        54,900         1,502,613
--------------------------------------------------------------------------------
Journal
Communications,
Inc.                                                    22,300           419,909
--------------------------------------------------------------------------------
Liberty Corp.                                           12,700           596,265
--------------------------------------------------------------------------------
Media General,
Inc., Cl. A                                             24,400         1,566,968
--------------------------------------------------------------------------------
R.H. Donnelley
Corp. 1                                                 87,500         3,827,250
--------------------------------------------------------------------------------
Readers Digest
Assn., Inc. (The),
Cl. A, Non-Vtg                                         206,300         3,298,737

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA CONTINUED
Reading
International, Inc. 1                                    2,700    $       23,490
--------------------------------------------------------------------------------
Saga
Communications,
Inc., Cl. A 1                                           16,100           293,825
--------------------------------------------------------------------------------
Salem
Communications
Corp., Cl. A 1                                          85,600         2,322,328
--------------------------------------------------------------------------------
Thomas
Nelson, Inc.                                           116,100         2,640,114
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                                    166,600         2,124,150
                                                                  --------------
                                                                      25,972,194

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Bon-Ton Stores, Inc.                                    55,100           807,766
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                 186,700         4,163,410
--------------------------------------------------------------------------------
Saks, Inc.                                              69,800         1,047,000
--------------------------------------------------------------------------------
Stage Stores, Inc. 1                                    80,600         3,035,396
--------------------------------------------------------------------------------
Stein Mart, Inc. 1                                     250,300         4,069,878
                                                                  --------------
                                                                      13,123,450

--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.0%
A.C. Moore Arts
& Crafts, Inc. 1                                        28,100           773,031
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                      108,900         3,608,946
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                    233,100         6,272,721
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc. 1                                     113,100         3,269,721
--------------------------------------------------------------------------------
AnnTaylor Stores
Corp. 1                                                159,900         4,633,902
--------------------------------------------------------------------------------
Asbury Automotive
Group, Inc. 1                                           15,600           234,000
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                  72,600         2,466,948
--------------------------------------------------------------------------------
bebe stores, inc. 1                                    187,450         3,749,000
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp. 1                                          106,000         2,776,140
--------------------------------------------------------------------------------
Blair Corp.                                             30,800           890,120
--------------------------------------------------------------------------------
Borders Group, Inc.                                    135,800         3,183,152
--------------------------------------------------------------------------------
Brookstone, Inc. 1                                     201,075         4,031,554
--------------------------------------------------------------------------------
Buckle, Inc. (The)                                      32,400           915,300


                  21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Building Materials
Holding Corp.                                          138,600    $    2,623,698
--------------------------------------------------------------------------------
Cabela's, Inc. 1                                        20,400           549,780
--------------------------------------------------------------------------------
Cache, Inc. 1                                           31,750           428,943
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1                                           60,500           441,650
--------------------------------------------------------------------------------
Charming
Shoppes, Inc. 1                                        630,000         5,625,900
--------------------------------------------------------------------------------
Children's Place
Retail Stores, Inc. 1                                   58,200         1,368,864
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                  144,300         3,131,310
--------------------------------------------------------------------------------
CSK Auto Corp.                                           2,500            42,850
--------------------------------------------------------------------------------
Deb Shops, Inc.                                          3,700            89,022
--------------------------------------------------------------------------------
Dress Barn, Inc.
(The) 1                                                144,300         2,470,416
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                        34,300           903,462
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A 1                                          46,100         1,390,837
--------------------------------------------------------------------------------
Finlay
Enterprises, Inc. 1                                     26,800           504,376
--------------------------------------------------------------------------------
GameStop Corp. 1                                        54,900           835,578
--------------------------------------------------------------------------------
Goody's Family
Clothing, Inc.                                         193,500         2,006,595
--------------------------------------------------------------------------------
Guess?, Inc. 1                                         206,000         3,316,600
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1                                          115,787         3,166,774
--------------------------------------------------------------------------------
HNI Corp.                                                9,300           393,669
--------------------------------------------------------------------------------
Hollywood
Entertainment
Corp. 1                                                115,500         1,543,080
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                   82,600         2,428,440
--------------------------------------------------------------------------------
Jos. A. Banks
Clothiers, Inc. 1                                       63,000         1,977,570
--------------------------------------------------------------------------------
Lithia Motors,
Inc., Cl. A                                             14,100           349,398
--------------------------------------------------------------------------------
Loehmann's
Holdings, Inc. 1                                        32,900           749,857
--------------------------------------------------------------------------------
Monro Muffler
Brake, Inc. 1                                           59,300         1,438,618
--------------------------------------------------------------------------------
Noland Co.                                               1,000            42,560

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
O'Reilly
Automotive, Inc. 1                                      45,600    $    2,061,120
--------------------------------------------------------------------------------
Pacific Sunwear
of California, Inc. 1                                  177,125         3,466,336
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc. 1                                     141,800         2,114,238
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack                                             236,200         5,987,670
--------------------------------------------------------------------------------
Select Comfort
Corp. 1                                                 45,100         1,280,840
--------------------------------------------------------------------------------
Sports Authority,
Inc. (The) 1                                             8,098           290,718
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                     58,300         2,282,445
--------------------------------------------------------------------------------
TBC Corp. 1                                             79,200         1,884,960
--------------------------------------------------------------------------------
Too, Inc.                                               23,700           395,790
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                    38,600         1,614,252
--------------------------------------------------------------------------------
Trans World
Entertainment
Corp. 1                                                128,700         1,289,574
--------------------------------------------------------------------------------
Tweeter Home
Entertainment
Group, Inc. 1                                           21,200           114,480
--------------------------------------------------------------------------------
United Auto
Group, Inc.                                            134,300         4,116,295
--------------------------------------------------------------------------------
Zale Corp. 1                                           228,600         6,231,636
                                                                  --------------
                                                                     107,754,736

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                    97,400         3,986,582
--------------------------------------------------------------------------------
Cherokee, Inc.                                          15,700           393,913
--------------------------------------------------------------------------------
Deckers Outdoor
Corp. 1                                                 28,100           828,669
--------------------------------------------------------------------------------
DHB Industries, Inc. 1                                 164,200         2,492,556
--------------------------------------------------------------------------------
Escalade, Inc.                                           6,400           147,904
--------------------------------------------------------------------------------
Fossil, Inc. 1                                          75,000         2,043,750
--------------------------------------------------------------------------------
Hampshire
Group Ltd. 1                                            24,435           708,371
--------------------------------------------------------------------------------
Hartmarx Corp. 1                                       159,700         1,006,110
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                     3,900            78,819
--------------------------------------------------------------------------------
Kellwood Co.                                           141,400         6,157,970


                  22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Kenneth Cole
Productions,
Inc., Cl. A                                             53,400    $    1,830,018
--------------------------------------------------------------------------------
Maxwell Shoe
Co., Inc. 1                                              6,900           160,356
--------------------------------------------------------------------------------
OshKosh B'Gosh,
Inc., Cl. A                                                600            14,982
--------------------------------------------------------------------------------
Perry Ellis
International, Inc. 1                                      810            20,461
--------------------------------------------------------------------------------
Quaker Fabric Corp.                                      4,200            32,378
--------------------------------------------------------------------------------
Timberland Co.,
Cl. A 1                                                 48,700         3,145,533
--------------------------------------------------------------------------------
Tommy Hilfiger
Corp. 1                                                147,100         2,227,094
--------------------------------------------------------------------------------
UniFirst Corp.                                          23,500           683,615
--------------------------------------------------------------------------------
Vans, Inc. 1                                            98,100         2,015,955
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                           160,800         3,420,216
--------------------------------------------------------------------------------
Weyco Group, Inc.                                        1,200            41,149
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                             218,900         5,746,125
                                                                  --------------
                                                                      37,182,526

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
--------------------------------------------------------------------------------
Beverages--0.1%
Boston Beer Co.,
Inc., Cl. A 1                                           57,900         1,166,106
--------------------------------------------------------------------------------
National Beverage
Corp                                                    18,800           186,684
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                     11,200           237,888
                                                                  --------------
                                                                       1,590,678

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
7-Eleven, Inc. 1                                       184,100         3,286,185
--------------------------------------------------------------------------------
Arden Group, Inc.,
Cl. A                                                   10,598           949,793
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                            40,200         1,005,000
--------------------------------------------------------------------------------
Chronimed, Inc. 1                                       22,000           179,300
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                                   10,500           117,285
--------------------------------------------------------------------------------
Longs Drug
Stores, Inc.                                            59,900         1,429,813

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Nash Finch Co.                                          50,700    $    1,269,021
--------------------------------------------------------------------------------
Penn Traffic
Co. (The) 1                                              1,200               144
--------------------------------------------------------------------------------
Ruddick Corp.                                          180,500         4,052,225
--------------------------------------------------------------------------------
Smart & Final, Inc. 1                                  127,100         1,527,742
--------------------------------------------------------------------------------
Weis Markets, Inc.                                      65,800         2,306,290
--------------------------------------------------------------------------------
Wild Oats
Markets, Inc. 1                                         29,200           410,844
                                                                  --------------
                                                                      16,533,642

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Alico, Inc.                                              3,500           140,525
--------------------------------------------------------------------------------
Central Garden
& Pet Co. 1                                            123,800         4,428,326
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                    116,200         5,409,110
--------------------------------------------------------------------------------
Del Monte
Foods Co. 1                                            132,300         1,344,168
--------------------------------------------------------------------------------
Farmer Brothers Co.                                      5,000           134,150
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                    205,900         5,384,285
--------------------------------------------------------------------------------
Interstate
Bakeries Corp.                                          26,600           288,610
--------------------------------------------------------------------------------
J&J Snack
Foods Corp. 1                                           29,100         1,188,153
--------------------------------------------------------------------------------
Lance, Inc.                                             92,600         1,426,040
--------------------------------------------------------------------------------
M&F Worldwide
Corp. 1                                                161,200         2,208,440
--------------------------------------------------------------------------------
MGP
Ingredients, Inc.                                        9,200           355,948
--------------------------------------------------------------------------------
Omega Protein
Corp. 1                                                187,600         1,819,720
--------------------------------------------------------------------------------
Sanderson
Farms, Inc.                                             89,800         4,815,076
                                                                  --------------
                                                                      28,942,551

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Chattem, Inc. 1                                        149,300         4,310,291
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                            201,700         5,107,044
--------------------------------------------------------------------------------
Rayovac Corp. 1                                        155,300         4,363,930
--------------------------------------------------------------------------------
WD-40 Co.                                               23,000           688,620
                                                                  --------------
                                                                      14,469,885


                  23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Del Laboratories, Inc.                                  40,092    $    1,243,654
--------------------------------------------------------------------------------
INTER PARFUMS, INC                                      45,500           948,675
--------------------------------------------------------------------------------
Mannatech, Inc.                                         41,000           393,600
--------------------------------------------------------------------------------
Nature's Sunshine
Products, Inc.                                          59,900           852,976
--------------------------------------------------------------------------------
NBTY, Inc. 1                                            79,600         2,339,444
                                                                  --------------
                                                                       5,778,349

--------------------------------------------------------------------------------
ENERGY--8.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Cal Dive
International, Inc. 1                                  178,100         5,399,992
--------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                    33,500         2,286,375
--------------------------------------------------------------------------------
CHC Helicopter
Corp., Cl. A                                            29,300           854,470
--------------------------------------------------------------------------------
Ensign Resource
Service Group, Inc.                                    157,300         2,486,062
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc.                                       58,800         1,271,844
--------------------------------------------------------------------------------
Hydril Co. 1                                            15,900           500,850
--------------------------------------------------------------------------------
Maverick Tube Corp. 1                                  146,200         1,213,212
--------------------------------------------------------------------------------
NS Group, Inc. 1                                        67,500         1,109,700
--------------------------------------------------------------------------------
Oceaneering
International, Inc. 1                                   97,700         3,346,225
--------------------------------------------------------------------------------
Offshore
Logistics, Inc. 1                                       22,400           629,888
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                  310,800         4,755,240
--------------------------------------------------------------------------------
Pason Systems, Inc.                                     40,000           924,855
--------------------------------------------------------------------------------
RPC, Inc.                                               32,800           517,912
--------------------------------------------------------------------------------
Tesco Corp. 1                                           99,100           799,009
--------------------------------------------------------------------------------
Total Energy
Services Ltd. 1                                        148,500           657,908
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                         147,600         4,623,681
--------------------------------------------------------------------------------
Unit Corp. 1                                             3,800           119,510
--------------------------------------------------------------------------------
Universal
Compression
Holdings, Inc. 1                                        30,000           920,400
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                    250,900         5,808,335
--------------------------------------------------------------------------------
Willbros Group, Inc. 1                                  35,800           539,506
                                                                  --------------
                                                                      38,764,974

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS--6.4%
Atlas Energy Ltd. 1                                    584,000    $    1,324,154
--------------------------------------------------------------------------------
Berry Petroleum
CO., CL. A                                              42,000         1,235,220
--------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                              1,343,600         1,402,976
--------------------------------------------------------------------------------
Brigham
Exploration Co. 1                                       11,400           104,652
--------------------------------------------------------------------------------
Cabot Oil & Gas
Corp., Cl. A                                            66,900         2,829,870
--------------------------------------------------------------------------------
Callon Petroleum Co. 1                                 100,600         1,434,556
--------------------------------------------------------------------------------
Canadian Superior
Energy, Inc. 1                                       1,247,424         1,860,785
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                   221,770         6,704,107
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                   377,566           985,628
--------------------------------------------------------------------------------
Compton
Petroleum Corp. 1                                      249,500         1,395,674
--------------------------------------------------------------------------------
Comstock
Resources, Inc. 1                                      111,100         2,162,006
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                    127,729           495,388
--------------------------------------------------------------------------------
Crosstex Energy, Inc.                                      200             8,020
--------------------------------------------------------------------------------
Denbury
Resources, Inc. 1                                      199,900         4,187,905
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                    86,000           831,937
--------------------------------------------------------------------------------
Encore Acquisition Co. 1                               104,400         2,912,760
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                                 139,500         2,134,350
--------------------------------------------------------------------------------
Esprit
Exploration Ltd. 1,2                                   428,200         1,114,613
--------------------------------------------------------------------------------
Esprit
Exploration Ltd. 1                                     393,800         1,025,070
--------------------------------------------------------------------------------
Frontier Oil Corp.                                     228,200         4,835,558
--------------------------------------------------------------------------------
General
Maritime Corp. 1                                       143,300         3,932,152
--------------------------------------------------------------------------------
Harvest Natural
Resources, Inc. 1                                      172,100         2,566,011
--------------------------------------------------------------------------------
Holly Corp.                                            123,100         4,603,940
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                       77,300         4,007,232
--------------------------------------------------------------------------------
Ketch
Resources Ltd. 1                                       171,900         1,474,436
--------------------------------------------------------------------------------
Magnum Hunter
Resources, Inc. 1                                      506,200         5,254,356
--------------------------------------------------------------------------------
Maritrans, Inc.                                         48,100           723,905


                  24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Meridian Resource
Corp. (The) 1                                          287,700    $    1,996,638
--------------------------------------------------------------------------------
Midnight Oil &
Gas Ltd. 1                                             236,000         1,117,733
--------------------------------------------------------------------------------
OMI Corp.                                              505,400         6,014,260
--------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                     75,000         1,048,853
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                             64,200         2,833,146
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                       312,000         3,350,960
--------------------------------------------------------------------------------
Patina Oil & Gas
Corp.                                                  100,374         2,998,171
--------------------------------------------------------------------------------
Penn Virginia Corp.                                    104,600         3,777,106
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1                                     63,200         1,732,944
--------------------------------------------------------------------------------
Plains Exploration &
Production Co. 1                                       131,601         2,414,878
--------------------------------------------------------------------------------
Pogo Producing Co.                                      13,100           647,140
--------------------------------------------------------------------------------
Prima Energy Corp. 1                                     4,600           182,022
--------------------------------------------------------------------------------
Progress Energy Ltd. 1                                 240,500         2,665,545
--------------------------------------------------------------------------------
Range Resources Corp.                                  311,500         4,547,900
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                 186,800         1,037,971
--------------------------------------------------------------------------------
Remington Oil &
Gas Corp. 1                                             49,900         1,177,640
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A                                             66,400         1,567,040
--------------------------------------------------------------------------------
Rio Alto Resources
International, Inc. 1                                  479,300           482,607
--------------------------------------------------------------------------------
Southwestern
Energy Co. 1                                            48,400         1,387,628
--------------------------------------------------------------------------------
Spinnaker
Exploration Co. 1                                       49,400         1,945,372
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co.                                         99,800         3,557,870
--------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                517,800         1,641,357
--------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                   54,300         1,800,045
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                    73,700         3,366,616
--------------------------------------------------------------------------------
Swift Energy Co. 1                                     166,900         3,681,814
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                   32,600         1,218,588
--------------------------------------------------------------------------------
Tesoro Petroleum
Corp. 1                                                215,500         5,947,800

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
Thunder Energy, Inc. 1                                 279,863    $    1,484,114
--------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                   2,400            12,912
--------------------------------------------------------------------------------
Tusk Energy, Inc. 1                                    472,000         1,548,984
--------------------------------------------------------------------------------
Vintage
Petroleum, Inc.                                        200,000         3,394,000
--------------------------------------------------------------------------------
Western Gas
Resources, Inc.                                         64,000         2,078,720
--------------------------------------------------------------------------------
World Fuel
Services Corp.                                          69,000         3,110,520
                                                                  --------------
                                                                     137,316,155

--------------------------------------------------------------------------------
FINANCIALS--14.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Capital Southwest
Corp.                                                      500            39,515
--------------------------------------------------------------------------------
National Financial
Partners Corp.                                          31,500         1,111,005
--------------------------------------------------------------------------------
Stifel Financial Corp. 1                                 4,100           111,520
--------------------------------------------------------------------------------
SWS Group, Inc.                                         10,600           162,180
                                                                  --------------
                                                                       1,424,220

--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.7%
1st Source Corp.                                         5,900           147,382
--------------------------------------------------------------------------------
Alliance
Financial Corp                                          10,100           284,214
--------------------------------------------------------------------------------
AmericanWest
Bancorporation                                          42,510           814,067
--------------------------------------------------------------------------------
Anchor BanCorp
Wisconsin, Inc.                                         88,500         2,339,940
--------------------------------------------------------------------------------
Arrow Financial Corp.                                    7,241           220,488
--------------------------------------------------------------------------------
Bancorp Bank (The) 1                                     9,200           162,932
--------------------------------------------------------------------------------
BankAtlantic
Bancorp, Inc.                                           85,400         1,575,630
--------------------------------------------------------------------------------
BankUnited
Financial Corp., Cl. A 1                                 3,000            77,400
--------------------------------------------------------------------------------
Banner Corp.                                            10,900           316,754
--------------------------------------------------------------------------------
Bay View
Capital Corp.                                            4,800             9,888
--------------------------------------------------------------------------------
BB&T Corp.                                                 808            29,872
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc.                                           24,800           920,080


                  25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
BFC Financial
Corp., Cl. A 1                                              22    $          260
--------------------------------------------------------------------------------
Brookline Bancorp, Inc.                                 20,465           300,222
--------------------------------------------------------------------------------
BSB Bancorp, Inc.                                        8,400           298,620
--------------------------------------------------------------------------------
Camco Financial Corp.                                   10,600           148,400
--------------------------------------------------------------------------------
Camden
National Corp.                                           5,000           165,350
--------------------------------------------------------------------------------
Capital Bancorp Ltd.                                    11,000           286,110
--------------------------------------------------------------------------------
Capital City Bank
Group, Inc.                                              8,525           337,505
--------------------------------------------------------------------------------
Capital Corp. of
the West                                                 4,700           182,548
--------------------------------------------------------------------------------
Capital Crossing Bank 1                                 14,300           798,369
--------------------------------------------------------------------------------
CB Bancshares, Inc.                                     30,943         2,883,888
--------------------------------------------------------------------------------
Center Financial Corp.                                  29,200           442,380
--------------------------------------------------------------------------------
CFS Bancorp, Inc.                                        4,600            60,950
--------------------------------------------------------------------------------
Chemical Financial
Corp.                                                    7,195           265,424
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                           38,700           921,447
--------------------------------------------------------------------------------
City Holding Co.                                        94,000         2,968,520
--------------------------------------------------------------------------------
CNB Florida
Bancshares, Inc.                                         8,000           189,048
--------------------------------------------------------------------------------
Coastal Financial
Corp.                                                    1,644            24,578
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                             177,300         3,221,541
--------------------------------------------------------------------------------
Columbia Bancorp,
Eastern US                                               2,100            61,362
--------------------------------------------------------------------------------
Columbia Banking
System, Inc.                                           130,305         2,892,771
--------------------------------------------------------------------------------
Community Bank
System, Inc.                                           116,800         2,661,872
--------------------------------------------------------------------------------
Community First
Bankshares, Inc.                                        92,300         2,971,137
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                           10,780           328,790
--------------------------------------------------------------------------------
Corus Bankshares, Inc.                                  45,200         1,858,172
--------------------------------------------------------------------------------
CVB Financial Corp.                                     36,831           802,179
--------------------------------------------------------------------------------
Dime Community
Bancshares, Inc.                                        90,525         1,582,377

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
East West
Bancorp, Inc.                                          168,000    $    5,157,600
--------------------------------------------------------------------------------
ESB Financial Corp.                                        800            10,008
--------------------------------------------------------------------------------
EverTrust Financial
Group, Inc.                                              3,100            78,802
--------------------------------------------------------------------------------
Exchange National
Bancshares, Inc.                                         2,850            83,220
--------------------------------------------------------------------------------
Farmers Capital
Bank Corp.                                               1,000            35,750
--------------------------------------------------------------------------------
Fidelity Bankshares,
Inc.                                                    79,965         2,834,759
--------------------------------------------------------------------------------
Fifth Third Bancorp                                        830            44,637
--------------------------------------------------------------------------------
First BanCorp                                           39,800         1,621,850
--------------------------------------------------------------------------------
First Citizens
BancShares,
Inc., Cl. A                                             11,300         1,378,600
--------------------------------------------------------------------------------
First Commonwealth
Financial Corp.                                         37,300           483,781
--------------------------------------------------------------------------------
First Community
Bancshares, Inc.                                        26,030           872,005
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                         14,700           324,870
--------------------------------------------------------------------------------
First Federal
Capital Corp.                                           46,400         1,291,312
--------------------------------------------------------------------------------
First Financial Corp.                                   12,000           382,800
--------------------------------------------------------------------------------
First Financial
Holdings, Inc.                                          47,600         1,371,356
--------------------------------------------------------------------------------
First M&F Corp.                                          1,900            59,166
--------------------------------------------------------------------------------
First Merchants Corp.                                   22,110           573,755
--------------------------------------------------------------------------------
First National
Bankshares of
Florida, Inc.                                           30,385           575,796
--------------------------------------------------------------------------------
First Niagara
Financial Group, Inc.                                  109,700         1,316,400
--------------------------------------------------------------------------------
First Oak Brook
Bancshares, Inc.                                         4,050           122,715
--------------------------------------------------------------------------------
First Place Financial
Corp.                                                   68,563         1,273,215
--------------------------------------------------------------------------------
First Republic Bank                                    114,800         4,945,584
--------------------------------------------------------------------------------
First Sentinel
Bancorp, Inc.                                           36,100           741,855
--------------------------------------------------------------------------------


                  26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
FirstFed Financial
Corp. 1                                                  3,600    $      149,760
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                 101,600         2,019,808
--------------------------------------------------------------------------------
Flushing
Financial Corp.                                         71,690         1,265,329
--------------------------------------------------------------------------------
Foothill Independent
Bancorp                                                  5,431           113,345
--------------------------------------------------------------------------------
Frontier Financial
Corp.                                                    6,100           213,134
--------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                   41,400         1,166,238
--------------------------------------------------------------------------------
Hancock Holding Co.                                      6,000           174,360
--------------------------------------------------------------------------------
Hanmi Financial Corp.                                   29,267           863,377
--------------------------------------------------------------------------------
Harbor Florida
Bancshares, Inc.                                        88,300         2,429,133
--------------------------------------------------------------------------------
Harleysville
National Corp.                                           9,850           252,160
--------------------------------------------------------------------------------
Home Federal Bancorp                                    32,300           807,500
--------------------------------------------------------------------------------
Horizon Financial Corp.                                  4,300            85,570
--------------------------------------------------------------------------------
Hudson River
Bancorp, Inc.                                           32,100           547,947
--------------------------------------------------------------------------------
IBERIABANK Corp.                                        36,750         2,174,865
--------------------------------------------------------------------------------
Independence
Community
Bank Corp.                                              79,400         2,890,160
--------------------------------------------------------------------------------
Independent Bank
Corp., Michigan                                         52,615         1,336,421
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                          88,000         2,780,800
--------------------------------------------------------------------------------
International
Bancshares Corp.                                        39,240         1,591,182
--------------------------------------------------------------------------------
ITLA Capital Corp. 1                                    28,000         1,135,960
--------------------------------------------------------------------------------
Macatawa Bank Corp.                                      8,421           231,493
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                      129,467         5,525,652
--------------------------------------------------------------------------------
MainSource Financial
Group, Inc.                                              8,067           163,760
--------------------------------------------------------------------------------
Massbank Corp.                                             300            10,383
--------------------------------------------------------------------------------
Nara Bancorp, Inc.                                     104,400         1,788,372
--------------------------------------------------------------------------------
NASB Financial, Inc.                                    16,904           713,518
--------------------------------------------------------------------------------
National
Bankshares, Inc.                                        10,900           452,350
--------------------------------------------------------------------------------
NBC Capital Corp.                                          200             5,398

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
NBT Bancorp, Inc.                                       58,200    $    1,300,188
--------------------------------------------------------------------------------
Oak Hill
Financial, Inc.                                          6,000           189,000
--------------------------------------------------------------------------------
OceanFirst
Financial Corp.                                         20,500           490,975
--------------------------------------------------------------------------------
Old Second
Bancorp, Inc.                                            6,600           348,150
--------------------------------------------------------------------------------
Oriental Financial
Group, Inc.                                            104,572         2,830,764
--------------------------------------------------------------------------------
PAB Bankshares, Inc.                                       500             6,070
--------------------------------------------------------------------------------
Pacific Capital
Bancorp                                                231,500         6,512,095
--------------------------------------------------------------------------------
Parkvale
Financial Corp.                                          8,200           215,988
--------------------------------------------------------------------------------
PennFed Financial
Services, Inc.                                           1,700            57,800
--------------------------------------------------------------------------------
PennRock Financial
Services Corp.                                          15,380           464,476
--------------------------------------------------------------------------------
PFF Bancorp, Inc.                                       73,180         2,725,223
--------------------------------------------------------------------------------
Provident
Bankshares Corp.                                         8,384           241,795
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc.                                           9,950           235,318
--------------------------------------------------------------------------------
Quaker City
Bancorp, Inc.                                           27,225         1,495,742
--------------------------------------------------------------------------------
R&G Financial
Corp., Cl. B                                           156,100         5,160,666
--------------------------------------------------------------------------------
Republic
Bancorp, Inc.                                           51,357           713,862
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                             50,182         1,013,175
--------------------------------------------------------------------------------
S.Y. Bancorp, Inc.                                       3,600            84,276
--------------------------------------------------------------------------------
Sandy Spring
Bancorp, Inc.                                           26,200           910,450
--------------------------------------------------------------------------------
Santander BanCorp                                       11,200           276,864
--------------------------------------------------------------------------------
Seacoast Banking
Corp. of Florida                                        50,270         1,052,151
--------------------------------------------------------------------------------
Second Bancorp, Inc.                                    12,600           394,254
--------------------------------------------------------------------------------
Silicon Valley
Bancshares 1                                            77,100         3,057,015
--------------------------------------------------------------------------------
Sound Federal
Bancorp, Inc.                                           16,000           214,720


                  27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Southside
Bancshares, Inc.                                         3,700    $       77,700
--------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                 63,200         1,153,400
--------------------------------------------------------------------------------
State Bancorp, Inc.                                     16,973           414,650
--------------------------------------------------------------------------------
State Financial
Services Corp.                                          27,100           803,786
--------------------------------------------------------------------------------
Sterling Bancorp                                        99,825         2,757,167
--------------------------------------------------------------------------------
Sterling
Financial Corp.                                        146,322         4,663,282
--------------------------------------------------------------------------------
Sterling Financial
Corp., Eastern US                                       11,025           286,981
--------------------------------------------------------------------------------
Sun Bancorp, Inc.                                       38,976           828,630
--------------------------------------------------------------------------------
Susquehanna
Bancshares, Inc.                                         5,785           145,551
--------------------------------------------------------------------------------
TierOne Corp.                                           46,200           993,762
--------------------------------------------------------------------------------
U.S.B. Holding
Co., Inc.                                                4,385           100,504
--------------------------------------------------------------------------------
Union Bankshares
Corp.                                                   14,200           448,720
--------------------------------------------------------------------------------
United Community
Financial Corp.                                         24,900           323,700
--------------------------------------------------------------------------------
Univest Corp. of
Pennsylvania                                             8,100           413,100
--------------------------------------------------------------------------------
Virginia Commerce
Bancorp, Inc. 1                                            600            17,706
--------------------------------------------------------------------------------
W. Holding Co., Inc.                                   148,911         2,556,802
--------------------------------------------------------------------------------
Waypoint
Financial Corp.                                         38,185         1,053,524
--------------------------------------------------------------------------------
Webster
Financial Corp.                                         40,899         1,923,071
--------------------------------------------------------------------------------
WesBanco, Inc.                                          11,400           332,082
--------------------------------------------------------------------------------
Westcorp                                                54,500         2,477,025
--------------------------------------------------------------------------------
Westfield
Financial, Inc.                                          2,400            48,816
--------------------------------------------------------------------------------
Whitney Holding
Corp.                                                   18,600           830,862
--------------------------------------------------------------------------------
Wilshire State Bank 1                                   26,900           659,588
--------------------------------------------------------------------------------
WSFS Financial Corp.                                    53,500         2,603,845
                                                                  --------------
                                                                     145,925,549

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
ASTA Funding, Inc.                                      40,200    $      699,480
--------------------------------------------------------------------------------
Education Lending
Group, Inc. 1                                           40,400           717,100
--------------------------------------------------------------------------------
First Marblehead
Corp. (The) 1                                           65,000         2,616,900
--------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1                                    7,400           131,350
                                                                  --------------
                                                                       4,164,830

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Affiliated Managers
Group, Inc. 1                                           58,450         2,944,127
--------------------------------------------------------------------------------
American Capital
Strategies Ltd.                                         38,800         1,087,176
--------------------------------------------------------------------------------
Cash America
International, Inc.                                    135,000         3,105,000
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                           7,400         1,068,338
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                    131,600         2,276,680
--------------------------------------------------------------------------------
Credit Acceptance
Corp. 1                                                  7,100           106,997
--------------------------------------------------------------------------------
Encore Capital
Group, Inc. 1                                           29,100           384,411
--------------------------------------------------------------------------------
First Albany Cos., Inc.                                 47,800           479,912
--------------------------------------------------------------------------------
First Cash Financial
Services, Inc. 1                                       125,262         2,665,575
--------------------------------------------------------------------------------
Gabelli Asset
Management, Inc                                         53,900         2,290,750
--------------------------------------------------------------------------------
Instinet Group, Inc. 1                                 167,100           882,288
--------------------------------------------------------------------------------
iShares Russell
2000 Index Fund                                         27,325         3,224,077
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                          306,000         3,066,120
--------------------------------------------------------------------------------
Marlin Business
Services, Inc. 1                                        64,284           966,189
--------------------------------------------------------------------------------
Newtek Business
Services, Inc. 1                                        15,951            59,816
--------------------------------------------------------------------------------
Piper Jaffray
Cos., Inc. 1                                            71,800         3,247,514
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                         79,300         2,097,485
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc.                                      37,900           559,025


                  28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
United PanAm
Financial Corp. 1                                       13,900    $      236,995
--------------------------------------------------------------------------------
WFS Financial, Inc.                                     51,000         2,525,010
                                                                  --------------
                                                                      33,273,485

--------------------------------------------------------------------------------
INSURANCE--3.7%
Alfa Corp.                                              70,700           989,800
--------------------------------------------------------------------------------
Allmerica
Financial Corp. 1                                      167,000         5,644,600
--------------------------------------------------------------------------------
American Medical
Security Group, Inc. 1                                 106,100         2,891,225
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1                                         12,400           287,060
--------------------------------------------------------------------------------
AmerUs Group Co.                                       177,100         7,331,940
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                            94,900         3,784,612
--------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                  31,800           586,074
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                           31,900           741,037
--------------------------------------------------------------------------------
Baldwin & Lyons,
Inc., Cl. B, Non-Vtg                                     7,800           209,352
--------------------------------------------------------------------------------
Ceres Group, Inc. 1                                     14,626            89,804
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The)                                              73,300         3,618,821
--------------------------------------------------------------------------------
Crawford & Co., Cl. A,
Non-Vtg                                                 21,400           101,008
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                     132,450         5,894,025
--------------------------------------------------------------------------------
Donegal Group,
Inc., CL. A                                             52,100         1,044,084
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc.                                              4,800           112,128
--------------------------------------------------------------------------------
Enstar Group,
Inc. (The) 1                                               152             8,099
--------------------------------------------------------------------------------
FBL Financial
Group, Inc., Cl. A                                      22,800           644,328
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                          1,156            43,165
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1                                           24,200           597,498
--------------------------------------------------------------------------------
Great American
Financial
Resources, Inc.                                         21,600           343,440

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE CONTINUED
Horace Mann
Educators Corp.                                        127,500    $    2,228,700
--------------------------------------------------------------------------------
Hub International Ltd.                                   8,100           154,629
--------------------------------------------------------------------------------
Independence
Holding Co.                                              5,700           193,800
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                          43,300         1,428,900
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                       28,000         1,034,040
--------------------------------------------------------------------------------
Kansas City Life
Insurance Co.                                            2,200            92,598
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                                   21,700           844,781
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group, Inc. 1                                 25,900           137,270
--------------------------------------------------------------------------------
Midland Co. (The)                                        5,600           166,040
--------------------------------------------------------------------------------
National Western Life
Insurance Co., Cl. A 1                                   5,700           875,235
--------------------------------------------------------------------------------
Navigators Group,
Inc. (The) 1                                             5,000           144,450
--------------------------------------------------------------------------------
NYMAGIC, Inc.                                              800            21,120
--------------------------------------------------------------------------------
Odyssey Re
Holdings Corp.                                          86,400         2,073,600
--------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                  263,600         5,306,268
--------------------------------------------------------------------------------
Penn-America
Group, Inc.                                             29,600           414,400
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                           66,800         4,012,676
--------------------------------------------------------------------------------
Phoenix Cos.,
Inc. (The)                                             352,700         4,320,575
--------------------------------------------------------------------------------
ProCentury Corp. 1                                     141,200         1,373,876
--------------------------------------------------------------------------------
Protective Life Corp.                                   17,900           692,193
--------------------------------------------------------------------------------
Pxre Group Ltd.                                         34,400           869,288
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                        13,900           565,035
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                             19,800           424,116
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc.                                             15,900           634,092
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                             51,200         3,430,400


                  29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
State Auto
Financial Corp.                                         75,000    $    2,304,000
--------------------------------------------------------------------------------
UICI 1                                                 157,800         3,757,218
--------------------------------------------------------------------------------
United Fire &
Casualty Co.                                            13,200           762,300
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                      382,600         4,200,948
--------------------------------------------------------------------------------
Vesta Insurance
Group, Inc.                                            139,100           899,977
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                         37,500         1,822,500
                                                                  --------------
                                                                      80,147,125

--------------------------------------------------------------------------------
REAL ESTATE--1.7%
Acadia Realty Trust                                     14,100           193,734
--------------------------------------------------------------------------------
Agree Realty Corp.                                      56,600         1,431,980
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                    6,600           374,748
--------------------------------------------------------------------------------
American Home
Mortgage
Investment Corp.                                           500            12,965
--------------------------------------------------------------------------------
Arden Realty, Inc.                                      18,800           552,908
--------------------------------------------------------------------------------
Associated Estates
Realty Corp.                                            14,100           113,505
--------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                  2,500           104,000
--------------------------------------------------------------------------------
Bluegreen Corp. 1                                      136,700         1,886,460
--------------------------------------------------------------------------------
Brandywine
Realty Trust                                            28,200           766,758
--------------------------------------------------------------------------------
Camden Property
Trust                                                   20,700           948,060
--------------------------------------------------------------------------------
Capital Automotive
REIT                                                    18,800           551,404
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                     7,400           197,728
--------------------------------------------------------------------------------
Capstead Mortgage
Corp.                                                   14,100           189,645
--------------------------------------------------------------------------------
CarrAmerica Realty
Corp.                                                   14,100           426,243
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                         9,400           517,000
--------------------------------------------------------------------------------
Chelsea Property
Group, Inc.                                              5,800           378,276
--------------------------------------------------------------------------------
Colonial Properties
Trust                                                    9,400           362,182

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Consolidated-Tomoka
Land Co.                                                 6,700    $      252,992
--------------------------------------------------------------------------------
Cornerstone Realty
Income Trust, Inc.                                       9,400            82,438
--------------------------------------------------------------------------------
Corporate Office
Properties Trust                                        14,100           350,385
--------------------------------------------------------------------------------
Correctional
Properties Trust                                        20,500           599,625
--------------------------------------------------------------------------------
Equity Inns, Inc.                                      113,100         1,050,699
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc.                                      23,500           866,680
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group,
Inc., Cl. A                                             64,800         1,282,392
--------------------------------------------------------------------------------
Glenborough Realty
Trust, Inc.                                              9,400           172,490
--------------------------------------------------------------------------------
Health Care
REIT, Inc.                                              37,600         1,222,000
--------------------------------------------------------------------------------
Healthcare Realty
Trust, Inc.                                             18,900           708,372
--------------------------------------------------------------------------------
Heritage Property
Investment Trust                                         6,600           178,596
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                        28,200           662,700
--------------------------------------------------------------------------------
Impac Mortgage
Holdings, Inc.                                          18,800           423,376
--------------------------------------------------------------------------------
Jones Lang
LaSalle, Inc. 1                                        126,400         3,425,440
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                     16,000           545,600
--------------------------------------------------------------------------------
Koger Equity, Inc.                                      18,800           434,656
--------------------------------------------------------------------------------
Levitt Corp., Cl. A 1                                   11,800           303,968
--------------------------------------------------------------------------------
Lexington Corporate
Properties Trust                                        32,900           655,039
--------------------------------------------------------------------------------
LTC Properties, Inc.                                    12,200           202,520
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  18,800           777,944
--------------------------------------------------------------------------------
Maguire
Properties, Inc.                                        16,900           418,613
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc.                                       18,800           712,332
--------------------------------------------------------------------------------
Mills Corp.                                             23,500         1,097,450
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                        47,100           890,190


                  30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Novastar
Financial, Inc.                                         18,800    $      713,648
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc.                                         14,100           141,564
--------------------------------------------------------------------------------
Pan Pacific Retail
Properties, Inc.                                        16,000           808,320
--------------------------------------------------------------------------------
Pennsylvania
Real Estate
Investment Trust                                        23,500           804,875
--------------------------------------------------------------------------------
Prentiss
Properties Trust                                         6,800           227,936
--------------------------------------------------------------------------------
PS Business
Parks, Inc.                                              6,600           265,584
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust                                        26,500           642,095
--------------------------------------------------------------------------------
Redwood Trust, Inc.                                      9,400           523,392
--------------------------------------------------------------------------------
Regency
Centers Corp.                                            9,700           416,130
--------------------------------------------------------------------------------
Senior Housing
Properties Trust                                        40,000           671,600
--------------------------------------------------------------------------------
SL Green
Realty Corp.                                            14,100           659,880
--------------------------------------------------------------------------------
Stratus
Properties, Inc. 1                                      21,066           272,805
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc.                                    33,900         1,325,490
--------------------------------------------------------------------------------
Town &
Country Trust                                           11,300           285,212
--------------------------------------------------------------------------------
Trammell
Crow Co. 1                                              70,500           994,050
--------------------------------------------------------------------------------
Trizec Properties, Inc.                                 28,200           458,532
--------------------------------------------------------------------------------
United Capital Corp.                                     8,200           139,646
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc.                                      14,100           278,898
--------------------------------------------------------------------------------
Ventas, Inc.                                            23,500           548,725
                                                                  --------------
                                                                      36,502,475

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Bank Mutual Corp.                                      150,594         1,641,475
--------------------------------------------------------------------------------
CharterMac                                              22,000           432,520
--------------------------------------------------------------------------------
Clifton Savings
Bancorp, Inc. 1                                         28,100           331,861

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Commercial Capital
Bancorp, Inc. 1                                        112,674    $    1,957,147
--------------------------------------------------------------------------------
Franklin Bank Corp. 1                                    4,400            69,608
--------------------------------------------------------------------------------
Fremont
General Corp.                                          211,400         3,731,210
--------------------------------------------------------------------------------
New Century
Financial Corp.                                         55,000         2,575,100
--------------------------------------------------------------------------------
NewAlliance
Bancshares, Inc. 1                                      47,000           656,120
--------------------------------------------------------------------------------
Ocwen Financial
Corp. 1                                                 56,500           680,260
--------------------------------------------------------------------------------
Partners Trust
Financial Group, Inc.                                      700            13,720
--------------------------------------------------------------------------------
Wilshire Financial
Services Group, Inc. 1                                   7,500            69,675
                                                                  --------------
                                                                      12,158,696

--------------------------------------------------------------------------------
HEALTH CARE--14.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Alexion
Pharmaceuticals, Inc. 1                                 28,200           524,520
--------------------------------------------------------------------------------
Aphton Corp. 1                                          41,900           167,600
--------------------------------------------------------------------------------
Arena
Pharmaceuticals, Inc. 1                                  9,400            51,324
--------------------------------------------------------------------------------
ArQule, Inc. 1                                          50,100           264,027
--------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                156,200         1,241,790
--------------------------------------------------------------------------------
Axonyx, Inc. 1                                         141,000           738,840
--------------------------------------------------------------------------------
Cepheid, Inc. 1                                          9,700           111,938
--------------------------------------------------------------------------------
Charles River
Laboratories
International, Inc. 1                                   11,200           547,344
--------------------------------------------------------------------------------
Ciphergen
Biosystems, Inc. 1                                      15,800           115,656
--------------------------------------------------------------------------------
Curis, Inc. 1                                          251,969         1,113,703
--------------------------------------------------------------------------------
deCODE
genetics, Inc. 1                                        99,439           845,232
--------------------------------------------------------------------------------
Eyetech
Pharmaceuticals, Inc. 1                                 23,100           991,452
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      108,100         5,115,292
--------------------------------------------------------------------------------
Idexx
Laboratories, Inc. 1                                    60,000         3,776,400
--------------------------------------------------------------------------------
LifeCell Corp. 1                                        40,700           459,503


                  31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Neurogen Corp. 1                                         9,200    $       68,816
--------------------------------------------------------------------------------
Pharmacyclics, Inc. 1                                   53,752           546,658
--------------------------------------------------------------------------------
QLT
PhotoTherapeutics,
Inc. 1                                                 143,900         2,880,878
--------------------------------------------------------------------------------
Techne Corp. 1                                          19,000           825,550
--------------------------------------------------------------------------------
Telik, Inc. 1                                           23,500           560,945
--------------------------------------------------------------------------------
Third Wave
Technologies, Inc. 1                                    11,300            50,737
--------------------------------------------------------------------------------
Transkaryotic
Therapies, Inc. 1                                       15,100           225,896
                                                                  --------------
                                                                      21,224,101

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Abaxis, Inc. 1                                         104,779         1,988,705
--------------------------------------------------------------------------------
Advanced Medical
Optics, Inc. 1                                         112,400         4,784,868
--------------------------------------------------------------------------------
Align Technology, Inc. 1                                94,000         1,786,000
--------------------------------------------------------------------------------
American Medical
Systems Holdings, Inc. 1                               137,900         4,647,230
--------------------------------------------------------------------------------
Animas Corp. 1                                           2,960            55,204
--------------------------------------------------------------------------------
Arrow
International, Inc.                                    109,400         3,273,248
--------------------------------------------------------------------------------
ArthroCare Corp. 1                                      81,600         2,372,928
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1                                         70,600         1,303,982
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                      9,300           605,151
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                    9,300           567,300
--------------------------------------------------------------------------------
CNS, Inc.                                               46,500           466,442
--------------------------------------------------------------------------------
ConMed Corp. 1                                           7,400           202,760
--------------------------------------------------------------------------------
Cooper Cos.,
Inc. (The)                                              48,400         3,057,428
--------------------------------------------------------------------------------
Cutera, Inc. 1                                           2,230            30,306
--------------------------------------------------------------------------------
Cytyc Corp. 1                                          235,700         5,979,709
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                       135,500         6,438,960
--------------------------------------------------------------------------------
Datascope Corp.                                          7,900           313,551
--------------------------------------------------------------------------------
DJ Orthopedics, Inc.                                    23,500           540,500
--------------------------------------------------------------------------------
Encore Medical Corp. 1                                  51,800           326,340
--------------------------------------------------------------------------------
EPIX Medical, Inc. 1                                   204,500         4,314,950

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Exactech, Inc. 1                                        51,700    $    1,121,890
--------------------------------------------------------------------------------
Haemonetics Corp. 1                                     95,900         2,843,435
--------------------------------------------------------------------------------
Hologic, Inc. 1                                         76,288         1,773,696
--------------------------------------------------------------------------------
Illumina, Inc. 1                                        17,594           111,722
--------------------------------------------------------------------------------
Immucor, Inc.                                           11,200           364,560
--------------------------------------------------------------------------------
Inamed Corp. 1                                          51,050         3,208,493
--------------------------------------------------------------------------------
Integra LifeSciences
Holdings Corp. 1                                         9,400           331,538
--------------------------------------------------------------------------------
Invacare Corp.                                             900            40,248
--------------------------------------------------------------------------------
Kensey Nash Corp. 1                                    149,686         5,164,167
--------------------------------------------------------------------------------
Kyphon, Inc. 1                                           5,200           146,536
--------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                38,900           920,374
--------------------------------------------------------------------------------
Medical Action
Industries, Inc. 1                                      86,900         1,598,960
--------------------------------------------------------------------------------
MedSource
Technologies, Inc. 1                                    55,900           396,890
--------------------------------------------------------------------------------
Mentor Corp.                                            14,100           483,489
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                                        61,800           684,682
--------------------------------------------------------------------------------
Merit Medical
Systems, Inc. 1                                         62,534           996,167
--------------------------------------------------------------------------------
Mine Safety
Applicances Co.                                        109,600         3,693,520
--------------------------------------------------------------------------------
Molecular
Devices Corp. 1                                          9,100           161,798
--------------------------------------------------------------------------------
Nutraceutical
International Corp. 1                                  106,000         2,258,860
--------------------------------------------------------------------------------
Ocular Sciences, Inc. 1                                118,300         4,495,400
--------------------------------------------------------------------------------
OrthoLogic Corp. 1                                      56,300           488,121
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1                                    26,968           452,793
--------------------------------------------------------------------------------
PolyMedica Corp.                                       131,800         4,091,072
--------------------------------------------------------------------------------
ResMed, Inc. 1                                          18,800           958,048
--------------------------------------------------------------------------------
Respironics, Inc. 1                                     21,600         1,269,000
--------------------------------------------------------------------------------
Sonic Innovations, Inc. 1                               57,500           326,600
--------------------------------------------------------------------------------
Sybron Dental
Specialties, Inc. 1                                    177,100         5,286,435
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                                        105,100         4,995,403
--------------------------------------------------------------------------------
VISX, Inc. 1                                           248,200         6,631,904


                  32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
West Pharmaceutical
Services, Inc.                                          32,500    $    1,374,750
--------------------------------------------------------------------------------
Wright Medical
Group, Inc. 1                                          101,100         3,599,160
--------------------------------------------------------------------------------
Young
Innovations, Inc.                                       82,400         2,092,960
                                                                  --------------
                                                                     105,418,233

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.2%
Advisory Board
Co. (The) 1                                             29,000         1,032,400
--------------------------------------------------------------------------------
Allied Healthcare
International, Inc. 1                                   16,700            82,164
--------------------------------------------------------------------------------
Amedisys, Inc. 1                                        38,000         1,255,520
--------------------------------------------------------------------------------
America Service
Group, Inc. 1                                            5,900           205,025
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                      41,600         2,046,720
--------------------------------------------------------------------------------
Andrx Corp. 1                                          145,300         4,058,229
--------------------------------------------------------------------------------
Beverly
Enterprises, Inc. 1                                    601,500         5,172,900
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                                   138,074         1,830,861
--------------------------------------------------------------------------------
Cantel Medical Corp. 1                                   7,800           168,090
--------------------------------------------------------------------------------
Cerner Corp. 1                                          30,700         1,368,606
--------------------------------------------------------------------------------
Computer Programs
& Systems, Inc.                                          7,000           142,660
--------------------------------------------------------------------------------
CorVel Corp. 1                                          39,350         1,115,573
--------------------------------------------------------------------------------
Covance, Inc. 1                                        139,200         5,370,336
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            24,000         1,173,600
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1                                      52,600           954,690
--------------------------------------------------------------------------------
DaVita, Inc. 1                                          54,750         1,687,943
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1                                  281,500         5,230,270
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1                                     279,750         7,833,000
--------------------------------------------------------------------------------
Genesis
HealthCare Corp. 1                                      38,800         1,126,752
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1                                       179,000         2,910,540
--------------------------------------------------------------------------------
HealthExtras, Inc. 1                                    81,900         1,357,083

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
IDX Systems Corp. 1                                    145,300    $    4,633,617
--------------------------------------------------------------------------------
Inveresk Research
Group, Inc. 1                                          156,500         4,826,460
--------------------------------------------------------------------------------
LabOne, Inc. 1                                          20,800           661,024
--------------------------------------------------------------------------------
LCA-Vision, Inc. 1                                     100,424         2,925,351
--------------------------------------------------------------------------------
LifePoint
Hospitals, Inc. 1                                      193,400         7,198,348
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                        21,600           722,520
--------------------------------------------------------------------------------
MedCath Corp. 1                                         30,700           614,000
--------------------------------------------------------------------------------
MIM Corp.                                               21,800           189,660
--------------------------------------------------------------------------------
Molina
Healthcare, Inc. 1                                      21,800           832,324
--------------------------------------------------------------------------------
National
HealthCare Corp.                                        16,100           450,961
--------------------------------------------------------------------------------
National Medical
Health Card
Systems, Inc. 1                                         56,700         1,521,828
--------------------------------------------------------------------------------
Option Care, Inc.                                       87,500         1,335,250
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                    223,300         5,783,470
--------------------------------------------------------------------------------
Parexel
International Corp. 1                                   79,200         1,568,160
--------------------------------------------------------------------------------
PDI, Inc. 1                                             82,200         2,493,126
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                          118,200         8,256,270
--------------------------------------------------------------------------------
Prime Medical
Services, Inc. 1                                        47,100           373,974
--------------------------------------------------------------------------------
Province
Healthcare Co. 1                                       249,300         4,275,495
--------------------------------------------------------------------------------
PSS World
Medical, Inc. 1                                        239,500         2,682,400
--------------------------------------------------------------------------------
Psychiatric
Solutions, Inc. 1                                       23,200           578,376
--------------------------------------------------------------------------------
RehabCare
Group, Inc. 1                                          141,900         3,778,797
--------------------------------------------------------------------------------
Renal Care
Group, Inc. 1                                           66,750         2,211,428
--------------------------------------------------------------------------------
Res-Care, Inc. 1                                        92,900         1,179,830
--------------------------------------------------------------------------------
Select Medical Corp.                                    39,500           530,090
--------------------------------------------------------------------------------
Service Corp.
International 1                                        260,600         1,920,622


                  33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Sierra Health
Services, Inc. 1                                        78,500    $    3,508,950
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 1                                    512,700         4,173,378
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                         140,300         5,491,342
--------------------------------------------------------------------------------
Symbion, Inc. 1                                          3,000            52,380
--------------------------------------------------------------------------------
Triad Hospitals, Inc.                                   11,500           428,145
--------------------------------------------------------------------------------
United Surgical
Partners
International, Inc. 1                                  122,700         4,842,969
--------------------------------------------------------------------------------
US Oncology, Inc. 1                                    447,200         6,582,784
--------------------------------------------------------------------------------
VCA Antech, Inc.                                         9,200           412,344
--------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                  127,100         1,967,508
                                                                  --------------
                                                                     135,126,143

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.9%
Alpharma, Inc., Cl. A                                   20,600           421,888
--------------------------------------------------------------------------------
American
Pharmaceutical
Partners, Inc. 1                                        54,950         1,669,381
--------------------------------------------------------------------------------
AtheroGenics, Inc. 1                                   122,600         2,333,078
--------------------------------------------------------------------------------
Atrix
Laboratories, Inc. 1                                    68,662         2,353,733
--------------------------------------------------------------------------------
Caraco
Pharmaceutical
Laboratories Ltd. 1                                     76,300           735,532
--------------------------------------------------------------------------------
Connetics Corp. 1                                       23,600           476,720
--------------------------------------------------------------------------------
Dendreon Corp. 1                                       222,600         2,726,850
--------------------------------------------------------------------------------
DepoMed, Inc. 1                                         38,400           190,080
--------------------------------------------------------------------------------
DOV
Pharmaceutical, Inc. 1                                  51,700           721,732
--------------------------------------------------------------------------------
Encysive
Pharmaceuticals, Inc. 1                                144,400         1,227,400
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        66,000         1,547,700
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                        85,000         3,479,050
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical Corp. 1                                 276,800         5,231,520
--------------------------------------------------------------------------------
InKine Pharmaceutical
Co., Inc. 1                                             22,805            88,255
--------------------------------------------------------------------------------
Lannett Co., Inc. 1                                     29,500           443,090

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
MGI Pharma, Inc. 1                                      12,800    $      345,728
--------------------------------------------------------------------------------
Nabi
Biopharmaceuticals,
Inc. 1                                                 186,400         2,650,608
--------------------------------------------------------------------------------
Nektar Therapeutics 1                                   80,000         1,596,800
--------------------------------------------------------------------------------
Noven
Pharmaceuticals,
Inc. 1                                                  79,400         1,748,388
--------------------------------------------------------------------------------
Perrigo Co.                                            313,500         5,947,095
--------------------------------------------------------------------------------
Pharmacopeia
Drug Discovery, Inc. 1                                  19,350           109,908
--------------------------------------------------------------------------------
Salix Pharmaceuticals
Ltd. 1                                                  80,100         2,639,295
--------------------------------------------------------------------------------
Santarus, Inc. 1                                        89,009         1,312,883
--------------------------------------------------------------------------------
Seattle
Genetics, Inc. 1                                       143,600         1,009,508
                                                                  --------------
                                                                      41,006,222
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIALS--17.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
AAR Corp. 1                                             42,900           486,915
--------------------------------------------------------------------------------
Applied Signal
Technology, Inc.                                       152,700         5,352,135
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                  79,800         2,713,200
--------------------------------------------------------------------------------
Astronics Corp.,
Cl. B 1,2                                                7,900            40,290
--------------------------------------------------------------------------------
Aviall, Inc. 1                                          79,100         1,503,691
--------------------------------------------------------------------------------
EDO Corp.                                                9,800           236,376
--------------------------------------------------------------------------------
Engineered Support
Systems, Inc.                                           78,100         4,569,631
--------------------------------------------------------------------------------
ESCO
Technologies, Inc. 1                                     9,300           496,248
--------------------------------------------------------------------------------
HEICO Corp., Cl. A                                         750            10,463
--------------------------------------------------------------------------------
Herley Industries, Inc. 1                                3,400            66,436
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1                                       96,249         1,878,780
--------------------------------------------------------------------------------
Mercury Computer
Systems, Inc. 1                                         16,300           404,240
--------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                     38,350         1,423,169
--------------------------------------------------------------------------------
MTC
Technologies, Inc. 1                                       600            15,492


                  34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Orbital Sciences Corp. 1                               270,300    $    3,732,843
--------------------------------------------------------------------------------
Precision
Castparts Corp.                                         19,100         1,044,579
--------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                     4,400           257,268
--------------------------------------------------------------------------------
SI International, Inc. 1                                37,000           754,430
--------------------------------------------------------------------------------
Sypris Solutions, Inc.                                  70,100         1,345,219
--------------------------------------------------------------------------------
Teledyne
Technologies, Inc. 1                                   106,400         2,130,128
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                     128,700         4,504,500
                                                                  --------------
                                                                      32,966,033

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
ABX Air, Inc. 1                                        398,700         2,723,121
--------------------------------------------------------------------------------
Dynamex, Inc. 1                                         18,100           251,771
--------------------------------------------------------------------------------
EGL, Inc. 1                                            221,400         5,889,240
--------------------------------------------------------------------------------
Forward Air Corp. 1                                     66,200         2,475,880
--------------------------------------------------------------------------------
Hub Group,
Inc., Cl. A 1                                           61,400         2,093,740
                                                                  --------------
                                                                      13,433,752

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1                                            216,500         2,621,815
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Aaon, Inc. 1                                            16,550           334,145
--------------------------------------------------------------------------------
Apogee
Enterprises, Inc.                                       45,800           476,320
--------------------------------------------------------------------------------
Crane Co.                                               33,700         1,057,843
--------------------------------------------------------------------------------
ElkCorp                                                 25,700           615,258
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                 278,200         2,242,292
--------------------------------------------------------------------------------
NCI Building
Systems, Inc. 1                                         89,700         2,919,735
--------------------------------------------------------------------------------
Simpson
Manufacturing
Co., Inc.                                               65,700         3,687,084
--------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                          85,400         2,754,150
--------------------------------------------------------------------------------
Watsco, Inc.                                           108,800         3,054,016
--------------------------------------------------------------------------------
York
International Corp.                                     60,900         2,501,163
                                                                  --------------
                                                                      19,642,006

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.6%
ABM Industries, Inc.                                    99,800    $    1,943,106
--------------------------------------------------------------------------------
ADMINISTAFF, INC. 1                                     89,500         1,485,700
--------------------------------------------------------------------------------
Angelica Corp.                                          53,500         1,343,385
--------------------------------------------------------------------------------
Asset Acceptance
Capital Corp. 1                                         18,177           309,009
--------------------------------------------------------------------------------
Banta Corp.                                            135,000         5,995,350
--------------------------------------------------------------------------------
Brady Corp., Cl. A                                      80,000         3,688,000
--------------------------------------------------------------------------------
Bright Horizons
Family Solutions, Inc. 1                                83,100         4,454,991
--------------------------------------------------------------------------------
Brink's Co. (The)                                      125,400         4,294,950
--------------------------------------------------------------------------------
Casella Waste
Systems, Inc., Cl. A 1                                  10,300           135,445
--------------------------------------------------------------------------------
Central Parking Corp.                                   27,900           521,451
--------------------------------------------------------------------------------
Century Business
Services, Inc. 1                                        58,400           254,624
--------------------------------------------------------------------------------
CompX
International, Inc.                                      6,500            97,500
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                        85,200         3,753,060
--------------------------------------------------------------------------------
Copart, Inc. 1                                         182,600         4,875,420
--------------------------------------------------------------------------------
CPI Corp.                                               26,000           382,720
--------------------------------------------------------------------------------
Darling
International, Inc. 1                                  688,800         2,892,960
--------------------------------------------------------------------------------
Deluxe Corp.                                            15,400           669,900
--------------------------------------------------------------------------------
DiamondCluster
International, Inc. 1                                   23,600           205,084
--------------------------------------------------------------------------------
Duratek, Inc. 1                                         35,300           533,383
--------------------------------------------------------------------------------
Electro Rent Corp.                                      13,400           140,298
--------------------------------------------------------------------------------
Ennis Business
Forms, Inc.                                             67,200         1,310,400
--------------------------------------------------------------------------------
Exponent, Inc. 1                                        89,600         2,407,552
--------------------------------------------------------------------------------
General Binding Corp. 1                                 21,900           339,231
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                 50,400         1,028,160
--------------------------------------------------------------------------------
Gevity HR, Inc.                                        119,400         3,127,086
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc.                                             55,350           846,855
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                                  151,458         4,495,273
--------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1                                           95,800         2,937,228
--------------------------------------------------------------------------------
ICT Group, Inc. 1                                        9,200            84,088


                  35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Ikon Office
Solutions, Inc.                                         24,800    $      284,456
--------------------------------------------------------------------------------
Imagistics
International, Inc. 1                                  102,300         3,621,420
--------------------------------------------------------------------------------
Insurance Auto
Auctions, Inc. 1                                         5,100            86,700
--------------------------------------------------------------------------------
Interpool, Inc.                                         23,400           387,270
--------------------------------------------------------------------------------
Intersections, Inc. 1                                   15,500           371,845
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                         2,400            91,248
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                        239,400         4,637,178
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                    226,700         3,513,850
--------------------------------------------------------------------------------
Laureate
Education, Inc. 1                                      168,600         6,447,264
--------------------------------------------------------------------------------
Pico Holdings, Inc. 1                                    3,600            68,828
--------------------------------------------------------------------------------
Resources
Connection, Inc. 1                                     127,200         4,974,792
--------------------------------------------------------------------------------
Rollins, Inc.                                          174,300         4,010,643
--------------------------------------------------------------------------------
Schawk, Inc.                                            19,900           278,003
--------------------------------------------------------------------------------
School Specialty, Inc. 1                               134,400         4,880,064
--------------------------------------------------------------------------------
SITEL Corp. 1                                          100,800           425,376
--------------------------------------------------------------------------------
Sotheby's Holdings,
Inc., Cl. A                                             29,600           472,416
--------------------------------------------------------------------------------
Spherion Corp. 1                                       173,900         1,763,346
--------------------------------------------------------------------------------
Strayer Education, Inc.                                 24,200         2,699,994
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1                                        69,800           612,146
--------------------------------------------------------------------------------
University of
Phoenix Online 1                                        23,166         2,029,110
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1                                        18,300           576,633
--------------------------------------------------------------------------------
Waste Industries
USA, Inc.                                                1,800            20,088
--------------------------------------------------------------------------------
Watson Wyatt & Co.
Holdings 1                                             109,600         2,920,840
                                                                  --------------
                                                                      99,725,719

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.6%
Comfort Systems
USA, Inc. 1                                            113,800    $      727,182
--------------------------------------------------------------------------------
Dycom
Industries, Inc. 1                                     201,600         5,644,800
--------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1                                       265,600         2,138,080
--------------------------------------------------------------------------------
Perini Corp. 1                                          12,000           128,040
--------------------------------------------------------------------------------
URS Corp. 1                                              4,000           109,600
--------------------------------------------------------------------------------
Washington Group
International, Inc. 1                                  110,700         3,973,023
                                                                  --------------
                                                                      12,720,725

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Acuity Brands, Inc.                                    232,900         6,288,300
--------------------------------------------------------------------------------
AMETEK, Inc.                                            37,600         1,161,840
--------------------------------------------------------------------------------
Belden, Inc.                                            10,300           220,729
--------------------------------------------------------------------------------
Franklin Electric Co., Inc.                             44,200         1,668,992
--------------------------------------------------------------------------------
Genlyte Group,
Inc. (The) 1                                           101,200         6,363,456
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                    34,500         1,611,495
--------------------------------------------------------------------------------
II-VI, Inc. 1                                          148,113         4,541,145
--------------------------------------------------------------------------------
Preformed Line
Products Co.                                             6,100           142,130
--------------------------------------------------------------------------------
Thomas &
Betts Corp.                                            209,500         5,704,685
--------------------------------------------------------------------------------
Ultralife
Batteries, Inc. 1                                       15,700           303,952
--------------------------------------------------------------------------------
Vicor Corp. 1                                           13,000           237,510
--------------------------------------------------------------------------------
Woodward
Governor Co.                                            26,300         1,896,493
                                                                  --------------
                                                                      30,140,727

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Carlisle Cos., Inc.                                     40,900         2,546,025
--------------------------------------------------------------------------------
Raven Industries, Inc.                                  49,000         1,740,970
--------------------------------------------------------------------------------
Standex
International Corp.                                     11,700           318,240
--------------------------------------------------------------------------------
United
Industrial Corp.                                        64,200         1,499,070
--------------------------------------------------------------------------------
Walter
Industries, Inc.                                        35,000           476,700
                                                                  --------------
                                                                       6,581,005


                  36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--4.2%
A.S.V., Inc. 1                                          39,900    $    1,249,269
--------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                  38,800         1,512,812
--------------------------------------------------------------------------------
Alamo Group, Inc.                                       14,500           230,550
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp.                                                   15,800           203,188
--------------------------------------------------------------------------------
Astec Industries, Inc. 1                                17,300           325,759
--------------------------------------------------------------------------------
Badger Meter, Inc.                                         800            35,400
--------------------------------------------------------------------------------
BHA Group, Inc., Cl. A                                  28,800         1,090,080
--------------------------------------------------------------------------------
Briggs &
Stratton Corp.                                          95,400         8,428,590
--------------------------------------------------------------------------------
Cascade Corp.                                           77,300         2,415,625
--------------------------------------------------------------------------------
CIRCOR
International, Inc.                                     20,700           422,073
--------------------------------------------------------------------------------
Clarcor, Inc.                                              200             9,160
--------------------------------------------------------------------------------
Cummins, Inc.                                           54,200         3,387,500
--------------------------------------------------------------------------------
Cuno, Inc. 1                                             8,200           437,470
--------------------------------------------------------------------------------
Encore Wire Corp. 1                                     86,600         2,387,562
--------------------------------------------------------------------------------
EnPro
Industries, Inc. 1                                      14,800           340,104
--------------------------------------------------------------------------------
Flanders Corp. 1                                        74,800           618,596
--------------------------------------------------------------------------------
Flowserve Corp. 1                                        9,300           231,942
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                  99,600         2,778,840
--------------------------------------------------------------------------------
Gorman-Rupp
Co. (The)                                                3,900           105,963
--------------------------------------------------------------------------------
Graco, Inc.                                             29,950           929,948
--------------------------------------------------------------------------------
Greenbrier Cos., Inc. 1                                 32,700           622,935
--------------------------------------------------------------------------------
Harsco Corp.                                             9,300           437,100
--------------------------------------------------------------------------------
Idex Corp.                                             104,500         3,589,575
--------------------------------------------------------------------------------
Joy Global, Inc.                                       230,000         6,886,200
--------------------------------------------------------------------------------
Kadant, Inc. 1                                          55,300         1,279,089
--------------------------------------------------------------------------------
Kennametal, Inc.                                       161,100         7,378,380
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc.                                         148,300         5,055,547
--------------------------------------------------------------------------------
Middleby Corp. (The)                                    52,000         2,840,240
--------------------------------------------------------------------------------
Mueller
Industries, Inc.                                        51,700         1,850,860
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                              9,900           940,500
--------------------------------------------------------------------------------
Nordson Corp.                                          122,200         5,299,814

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY CONTINUED
Oshkosh Truck Corp.                                     55,900    $    3,203,629
--------------------------------------------------------------------------------
Penn Engineering &
Manufacturing Corp.                                     24,700           529,568
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                           125,200         5,048,064
--------------------------------------------------------------------------------
Robbins &
Myers, Inc.                                             15,600           350,220
--------------------------------------------------------------------------------
Tennant Co.                                              9,000           373,050
--------------------------------------------------------------------------------
Terex Corp. 1                                           85,900         2,931,767
--------------------------------------------------------------------------------
Thomas
Industries, Inc.                                        11,300           375,160
--------------------------------------------------------------------------------
Timken Co.                                              97,700         2,588,073
--------------------------------------------------------------------------------
Toro Co. (The)                                         136,300         9,550,541
--------------------------------------------------------------------------------
Trinity Industries,
Inc.                                                     5,100           162,129
--------------------------------------------------------------------------------
Wabtec Corp.                                            82,800         1,493,712
                                                                  --------------
                                                                      89,926,584

--------------------------------------------------------------------------------
MARINE--0.3%
Alexander &
Baldwin, Inc.                                           50,800         1,699,260
--------------------------------------------------------------------------------
Kirby Corp. 1                                           42,200         1,641,580
--------------------------------------------------------------------------------
UTI Worldwide, Inc.                                     56,700         2,987,523
                                                                  --------------
                                                                       6,328,363

--------------------------------------------------------------------------------
ROAD & RAIL--1.8%
Arkansas Best Corp.                                     80,900         2,663,228
--------------------------------------------------------------------------------
CNF
Transportation, Inc.                                    84,100         3,495,196
--------------------------------------------------------------------------------
Florida East Coast
Industries, Inc., Cl. A                                 40,200         1,553,730
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                          145,600         3,450,720
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                          96,900         3,738,402
--------------------------------------------------------------------------------
Kansas City Southern 1                                  83,700         1,297,350
--------------------------------------------------------------------------------
Landstar System, Inc. 1                                 63,700         3,367,819
--------------------------------------------------------------------------------
Marten Transport Ltd. 1                                 41,700           777,705
--------------------------------------------------------------------------------
Mullen
Transportation, Inc.                                    60,200         1,883,565
--------------------------------------------------------------------------------
Old Dominion
Freight Line, Inc. 1                                    40,450         1,192,466


                  37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Overnite Corp.                                          28,900    $      849,660
--------------------------------------------------------------------------------
Pacer
International, Inc. 1                                  237,900         4,401,150
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     75,200         3,013,264
--------------------------------------------------------------------------------
SCS
Transportation, Inc. 1                                 177,899         4,694,755
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc.                                               44,100           791,595
--------------------------------------------------------------------------------
U.S. Xpress Enterprises,
Inc., Cl. A 1                                           40,800           641,784
                                                                  --------------
                                                                      37,812,389

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Aceto Corp.                                             31,900           561,440
--------------------------------------------------------------------------------
Adesa, Inc. 1                                           42,100         1,012,084
--------------------------------------------------------------------------------
Applied Industrial
Technologies, Inc.                                     122,900         3,701,748
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                    139,000         8,191,270
--------------------------------------------------------------------------------
Lawson Products, Inc.                                    5,600           213,640
--------------------------------------------------------------------------------
MSC Industrial Direct
Co., Inc., Cl. A                                       108,600         3,566,424
--------------------------------------------------------------------------------
NuCo2, Inc. 1                                           18,500           364,450
                                                                  --------------
                                                                      17,611,056

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Adaptec, Inc. 1                                        127,100         1,075,266
--------------------------------------------------------------------------------
Airspan
Networks, Inc. 1                                        37,600           208,304
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1                                       87,700         1,433,018
--------------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                                184,211         2,615,796
--------------------------------------------------------------------------------
Audiovox
Corp., Cl. A 1                                          34,900           589,112
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                        186,300         1,114,074
--------------------------------------------------------------------------------
Brooktrout, Inc. 1                                      45,000           486,450
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1                                                 42,000           947,520

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Digi
International, Inc. 1                                  149,309    $    1,600,592
--------------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                                 97,000         2,263,980
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                     60,200         1,594,096
--------------------------------------------------------------------------------
Glenayre
Technologies, Inc. 1                                    53,400           122,820
--------------------------------------------------------------------------------
Harris Corp.                                            11,200           568,400
--------------------------------------------------------------------------------
InterDigital
Communications
Corp.                                                   31,200           586,872
--------------------------------------------------------------------------------
NMS
Communications
Corp. 1                                                 66,100           487,818
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                      126,200         2,038,130
--------------------------------------------------------------------------------
Paradyne
Networks, Inc. 1                                        85,600           470,800
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1                                   179,600         1,690,036
--------------------------------------------------------------------------------
Plantronics, Inc. 1                                    132,400         5,574,040
--------------------------------------------------------------------------------
SCM
Microsystems, Inc. 1                                     1,500             9,750
--------------------------------------------------------------------------------
SeaChange
International, Inc.                                     45,300           764,664
--------------------------------------------------------------------------------
Symmetricom, Inc. 1                                    300,100         2,670,890
--------------------------------------------------------------------------------
ViaSat, Inc. 1                                          18,300           456,585
--------------------------------------------------------------------------------
Westell Technologies,
Inc., Cl. A 1                                          242,700         1,237,770
                                                                  --------------
                                                                      30,606,783

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Avid Technology, Inc. 1                                 92,000         5,020,440
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1                                        179,000         5,058,540
--------------------------------------------------------------------------------
Imation Corp.                                           35,900         1,529,699
--------------------------------------------------------------------------------
Presstek, Inc. 1                                       227,400         2,389,974
--------------------------------------------------------------------------------
Rimage Corp. 1                                           6,600            99,066
--------------------------------------------------------------------------------
SBS Technologies, Inc. 1                               119,801         1,925,202
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                                 39,000         1,131,000
--------------------------------------------------------------------------------
Synaptics, Inc. 1                                      173,400         3,320,610
                                                                  --------------
                                                                      20,474,531


                  38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Agilysys, Inc.                                         168,700    $    2,326,373
--------------------------------------------------------------------------------
Anixter
International, Inc.                                    166,100         5,652,383
--------------------------------------------------------------------------------
BEI Technologies, Inc.                                  76,900         2,177,039
--------------------------------------------------------------------------------
Checkpoint
Systems, Inc. 1                                        111,300         1,995,609
--------------------------------------------------------------------------------
Cherokee
International Corp. 1                                    8,900           101,549
--------------------------------------------------------------------------------
Cognex Corp.                                           189,367         7,286,842
--------------------------------------------------------------------------------
Coherent, Inc. 1                                        67,800         2,023,830
--------------------------------------------------------------------------------
Daktronics, Inc. 1                                      46,600         1,162,670
--------------------------------------------------------------------------------
Dionex Corp. 1                                          77,200         4,259,124
--------------------------------------------------------------------------------
Excel Technology, Inc. 1                                45,300         1,506,225
--------------------------------------------------------------------------------
FARO
Technologies, Inc. 1                                     1,931            49,569
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                    20,700         1,136,430
--------------------------------------------------------------------------------
GTSI Corp. 1                                             5,200            59,540
--------------------------------------------------------------------------------
Hypercom Corp. 1                                       258,000         2,180,100
--------------------------------------------------------------------------------
Keithley
Instruments, Inc.                                       69,900         1,548,285
--------------------------------------------------------------------------------
Kemet Corp. 1                                           12,000           146,640
--------------------------------------------------------------------------------
Landauer, Inc.                                          15,800           705,628
--------------------------------------------------------------------------------
LeCroy Corp. 1                                          40,620           731,566
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                     135,100         5,729,591
--------------------------------------------------------------------------------
Maxwell
Technologies, Inc. 1                                    35,600           459,240
--------------------------------------------------------------------------------
Measurement
Specialties, Inc. 1,2                                   69,900         1,509,840
--------------------------------------------------------------------------------
Mechanical
Technology, Inc. 1                                      11,550            69,069
--------------------------------------------------------------------------------
MTS Systems Corp.                                      150,600         3,531,570
--------------------------------------------------------------------------------
Nu Horizons
Electronics Corp. 1                                     14,400           129,600
--------------------------------------------------------------------------------
Park Electrochemical
Corp.                                                    6,800           171,700
--------------------------------------------------------------------------------
Paxar Corp. 1                                          273,600         5,340,672
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                      106,200         2,128,248
--------------------------------------------------------------------------------
RadiSys Corp. 1                                         82,100         1,524,597
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1                                    68,700         1,744,293

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Rogers Corp. 1                                          68,500    $    4,788,150
--------------------------------------------------------------------------------
ScanSource, Inc. 1                                      58,600         3,482,012
--------------------------------------------------------------------------------
Staktek
Holdings, Inc. 1                                        41,800           219,450
--------------------------------------------------------------------------------
SYNNEX Corp. 1                                           4,500            70,650
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       27,700         1,083,901
--------------------------------------------------------------------------------
Technitrol, Inc. 1                                      84,100         1,841,790
--------------------------------------------------------------------------------
Trimble
Navigation Ltd. 1                                      115,300         3,204,187
--------------------------------------------------------------------------------
Varian, Inc. 1                                         125,000         5,268,750
--------------------------------------------------------------------------------
Woodhead
Industries, Inc.                                        31,400           485,444
--------------------------------------------------------------------------------
Zygo Corp. 1                                            81,500           911,985
                                                                  --------------
                                                                      78,744,141

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.3%
Corillian Corp. 1                                      172,813           870,978
--------------------------------------------------------------------------------
Covansys Corp. 1                                        71,600           739,628
--------------------------------------------------------------------------------
CyberSource Corp. 1                                    150,791         1,260,613
--------------------------------------------------------------------------------
Digital River, Inc. 1                                  176,500         5,759,195
--------------------------------------------------------------------------------
Digitas, Inc. 1                                        310,272         3,422,300
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                      568,500         5,883,975
--------------------------------------------------------------------------------
Embarcadero
Technologies, Inc. 1                                   114,919         1,420,399
--------------------------------------------------------------------------------
Equinix, Inc. 1                                         26,100           885,834
--------------------------------------------------------------------------------
HomeStore.com, Inc. 1                                   65,109           259,785
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                      134,100         5,101,164
--------------------------------------------------------------------------------
Internet Security
Systems, Inc.                                           47,300           725,582
--------------------------------------------------------------------------------
Ivillage, Inc. 1                                         7,100            45,085
--------------------------------------------------------------------------------
j2 Global
Communications, Inc. 1                                  42,200         1,173,160
--------------------------------------------------------------------------------
Jupitermedia Corp. 1                                    51,300           726,408
--------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                 10,000           137,500
--------------------------------------------------------------------------------
MarketWatch.com,
Inc. 1                                                  20,300           238,119
--------------------------------------------------------------------------------
MicroStrategy,
Inc., Cl. A 1                                           24,100         1,029,070
--------------------------------------------------------------------------------
Modem Media, Inc. 1                                     71,000           373,460
--------------------------------------------------------------------------------
National Information
Consortium, Inc. 1                                     120,500           863,985


                  39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
S1 Corp. 1                                             310,700    $    3,088,358
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                  88,600         1,423,802
--------------------------------------------------------------------------------
SeeBeyond
Technology Corp. 1                                     114,400           431,288
--------------------------------------------------------------------------------
Selectica, Inc. 1                                       55,800           265,050
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                      139,000         1,195,400
--------------------------------------------------------------------------------
United Online, Inc. 1                                  143,950         2,534,960
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                     133,900         1,604,122
--------------------------------------------------------------------------------
Vitria Technology, Inc. 1                               29,744            91,344
--------------------------------------------------------------------------------
WebEx
Communications,
Inc. 1                                                 133,000         2,894,080
--------------------------------------------------------------------------------
Websense, Inc. 1                                       110,700         4,121,361
                                                                  --------------
                                                                      48,566,005

--------------------------------------------------------------------------------
IT SERVICES--1.7%
Acxiom Corp.                                           168,200         4,176,406
--------------------------------------------------------------------------------
American
Software, Inc.                                          22,300           135,807
--------------------------------------------------------------------------------
Answerthink, Inc. 1                                    133,600           765,528
--------------------------------------------------------------------------------
Aquantive, Inc. 1                                       33,200           328,016
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       47,400         1,422,000
--------------------------------------------------------------------------------
Clark, Inc. 1                                            4,100            76,055
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                  307,000         6,354,900
--------------------------------------------------------------------------------
DigitalNet
Holdings, Inc. 1                                        17,600           357,808
--------------------------------------------------------------------------------
eFunds Corp.                                            12,500           218,750
--------------------------------------------------------------------------------
Euronet
Worldwide, Inc. 1                                      147,900         3,420,927
--------------------------------------------------------------------------------
Gartner, Inc., Cl. B 1                                  21,900           282,291
--------------------------------------------------------------------------------
Global Payments, Inc.                                    1,800            81,036
--------------------------------------------------------------------------------
Infocrossing, Inc. 1                                    21,700           292,950
--------------------------------------------------------------------------------
Information
Resources, Inc. 1                                       76,300           226,611
--------------------------------------------------------------------------------
infoUSA, Inc. 1                                        428,800         4,348,032
--------------------------------------------------------------------------------
Integral Systems, Inc.                                   1,300            20,904
--------------------------------------------------------------------------------
iPayment
Holdings, Inc. 1                                        14,100           578,100
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                                340,171         2,408,411

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
ManTech
International Corp. 1                                   72,200    $    1,355,194
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                      220,000         2,666,400
--------------------------------------------------------------------------------
National
Processing, Inc. 1                                      49,600         1,426,000
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1                                          27,400           363,598
--------------------------------------------------------------------------------
SS&C
Technologies, Inc.                                     140,050         2,618,935
--------------------------------------------------------------------------------
Startek, Inc.                                           24,200           866,360
--------------------------------------------------------------------------------
Syntel, Inc.                                            19,300           319,415
--------------------------------------------------------------------------------
Tier Technologies,
Inc., Cl. B 1                                           48,700           474,338
--------------------------------------------------------------------------------
Tyler
Technologies, Inc. 1                                   155,800         1,473,868
                                                                  --------------
                                                                      37,058,640
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Metrologic
Instruments, Inc. 1                                     27,900           556,326
--------------------------------------------------------------------------------
TransAct
Technologies, Inc. 1                                    35,950         1,136,739
                                                                  --------------
                                                                       1,693,065

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.1%
ADE Corp. 1                                             53,700         1,160,457
--------------------------------------------------------------------------------
Alliance
Semiconductor Corp. 1                                   37,500           223,125
--------------------------------------------------------------------------------
ANADIGICS, Inc. 1                                      111,300           574,197
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1                                   227,500         2,830,100
--------------------------------------------------------------------------------
California Micro
Devices Corp. 1                                         35,600           410,468
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                   199,400         1,198,394
--------------------------------------------------------------------------------
Cree, Inc. 1                                           176,800         4,115,904
--------------------------------------------------------------------------------
Diodes, Inc. 1                                         102,504         2,428,320
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                       51,900         1,413,756
--------------------------------------------------------------------------------
Entegris, Inc. 1                                        35,400           409,578
--------------------------------------------------------------------------------
Exar Corp. 1                                           226,500         3,320,490
--------------------------------------------------------------------------------
Fairchild
Semiconductor
International,
Inc., Cl. A 1                                           24,700           404,339


                  40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Integrated Device
Technology, Inc. 1                                      79,800    $    1,104,432
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                      194,500         1,921,660
--------------------------------------------------------------------------------
Micrel, Inc. 1                                         301,900         3,668,085
--------------------------------------------------------------------------------
Microsemi Corp. 1                                      440,200         6,255,242
--------------------------------------------------------------------------------
Photronics, Inc.                                        27,900           528,426
--------------------------------------------------------------------------------
Pixelworks, Inc. 1                                     242,000         3,707,440
--------------------------------------------------------------------------------
PLX Technology, Inc. 1                                  65,100         1,123,626
--------------------------------------------------------------------------------
Semtech Corp. 1                                         37,000           870,980
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                  239,401         3,143,335
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1                                     194,200         2,000,260
--------------------------------------------------------------------------------
Siliconix, Inc. 1                                        2,462           122,164
--------------------------------------------------------------------------------
Standard
Microsystems Corp. 1                                    12,700           296,164
--------------------------------------------------------------------------------
Supertex, Inc. 1                                         7,100           116,014
--------------------------------------------------------------------------------
Transmeta Corp. 1                                        9,550            20,915
--------------------------------------------------------------------------------
Transwitch Corp. 1                                     192,600           340,902
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1                                     9,250           103,693
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                        52,200           381,060
--------------------------------------------------------------------------------
ZiLOG, Inc. 1                                           22,800           249,888
                                                                  --------------
                                                                      44,443,414

--------------------------------------------------------------------------------
SOFTWARE--4.1%
Activision, Inc. 1                                     127,050         2,020,095
--------------------------------------------------------------------------------
Actuate Corp. 1                                         69,400           274,130
--------------------------------------------------------------------------------
Ansoft Corp. 1                                          43,900           669,914
--------------------------------------------------------------------------------
Ansys, Inc. 1                                          127,000         5,969,000
--------------------------------------------------------------------------------
Aspen
Technology, Inc. 1                                      27,200           197,472
--------------------------------------------------------------------------------
Borland Software
Corp.                                                   32,500           275,925
--------------------------------------------------------------------------------
Captaris, Inc. 1                                        55,800           360,468
--------------------------------------------------------------------------------
Catapult
Communications
Corp. 1                                                 23,000           529,000
--------------------------------------------------------------------------------
CCC Information
Services Group, Inc. 1                                  19,600           329,084

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE CONTINUED
Compuware Corp. 1                                       85,700    $      565,620
--------------------------------------------------------------------------------
Entrust
Technologies, Inc. 1                                   490,900         2,209,050
--------------------------------------------------------------------------------
Epicor Software
Corp. 1                                                 14,700           206,535
--------------------------------------------------------------------------------
ePlus, inc. 1                                           26,900           286,485
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                          107,800         5,095,706
--------------------------------------------------------------------------------
FileNet Corp. 1                                        221,100         6,980,127
--------------------------------------------------------------------------------
Hyperion
Solutions Corp. 1                                       94,700         4,140,284
--------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                               166,600         1,910,902
--------------------------------------------------------------------------------
Kronos, Inc. 1                                          31,800         1,310,160
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                     143,800         3,530,290
--------------------------------------------------------------------------------
Macrovision Corp. 1                                    120,700         3,021,121
--------------------------------------------------------------------------------
MICROS
Systems, Inc. 1                                          7,300           350,181
--------------------------------------------------------------------------------
Mobius
Management
Systems, Inc. 1                                        120,500           738,665
--------------------------------------------------------------------------------
MRO Software, Inc. 1                                    68,600           933,646
--------------------------------------------------------------------------------
MSC.Software Corp. 1                                     8,700            77,865
--------------------------------------------------------------------------------
OPNET
Technologies, Inc. 1                                    57,500           753,250
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                     484,400         2,422,000
--------------------------------------------------------------------------------
Pegasystems, Inc. 1                                        300             2,625
--------------------------------------------------------------------------------
Pervasive
Software, Inc. 1                                         2,700            16,875
--------------------------------------------------------------------------------
Progress
Software Corp. 1                                       117,800         2,552,726
--------------------------------------------------------------------------------
Quality Systems,
Inc. 1                                                  63,200         3,102,488
--------------------------------------------------------------------------------
Quest Software, Inc. 1                                  22,100           285,090
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                   316,300         6,474,661
--------------------------------------------------------------------------------
SoftBrands, Inc. 1                                      23,613            28,336
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                150,900         3,206,625
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         189,500         3,411,000
--------------------------------------------------------------------------------
Synplicity, Inc. 1                                      14,000            83,986
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc. 1                                        11,800           361,552


                  41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
THQ, Inc. 1                                            247,800    $    5,674,620
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 588,200         4,970,290
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                              255,700         5,505,221
--------------------------------------------------------------------------------
Ulticom, Inc. 1                                        146,849         1,718,133
--------------------------------------------------------------------------------
Verity, Inc.                                             9,700           131,047
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                        533,700         6,276,312
                                                                  --------------
                                                                      88,958,562

--------------------------------------------------------------------------------
MATERIALS--5.0%
--------------------------------------------------------------------------------
CHEMICALS--1.7%
Airgas, Inc.                                           110,400         2,639,664
--------------------------------------------------------------------------------
American
Vanguard Corp.                                          25,350           855,056
--------------------------------------------------------------------------------
Cabot Corp.                                             71,500         2,910,050
--------------------------------------------------------------------------------
Compass Minerals
International, Inc.                                     32,200           624,036
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                  76,600         3,481,470
--------------------------------------------------------------------------------
FMC Corp. 1                                            172,000         7,414,920
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                     126,300         4,529,118
--------------------------------------------------------------------------------
Hawkins, Inc.                                           13,700           164,126
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                    20,600           754,372
--------------------------------------------------------------------------------
MacDermid, Inc.                                        103,700         3,510,245
--------------------------------------------------------------------------------
NOVA Chemicals
Corp.                                                   44,300         1,281,599
--------------------------------------------------------------------------------
Octel Corp.                                             27,900           734,607
--------------------------------------------------------------------------------
OM Group, Inc. 1                                       122,400         4,040,424
--------------------------------------------------------------------------------
PolyOne Corp. 1                                         15,400           114,576
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                     41,700           896,133
--------------------------------------------------------------------------------
Stepan Co.                                              21,300           556,995
--------------------------------------------------------------------------------
Symyx
Technologies, Inc. 1                                    11,800           284,616
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                               234,700         1,321,361
                                                                  --------------
                                                                      36,113,368

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
AMCOL
International Corp.                                        300             5,685
--------------------------------------------------------------------------------
Ameron
International Corp.                                     21,100           720,143

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS CONTINUED
Eagle Materials, Inc.                                   67,000    $    4,758,340
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                        48,750         2,055,788
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                                         43,000         1,906,190
--------------------------------------------------------------------------------
Texas Industries, Inc.                                  32,800         1,350,376
                                                                  --------------
                                                                      10,796,522

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
AptarGroup, Inc.                                        19,000           830,110
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                 344,100         3,430,677
--------------------------------------------------------------------------------
Graphic
Packaging Corp. 1                                       43,200           373,680
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                      22,600           954,850
--------------------------------------------------------------------------------
Longview Fibre Co.                                      24,100           354,993
--------------------------------------------------------------------------------
Myers
Industries, Inc.                                        33,900           477,990
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                 221,100         3,705,636
--------------------------------------------------------------------------------
Packaging
Dynamics Corp.                                          11,780           163,153
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                    35,600           603,420
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                  125,000         5,038,750
                                                                  --------------
                                                                      15,933,259

--------------------------------------------------------------------------------
METALS & MINING--1.4%
AK Steel
Holding Corp. 1                                        457,400         2,410,498
--------------------------------------------------------------------------------
Amerigo
Resources Ltd. 1                                       279,600           381,628
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 1                                       40,000           756,000
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                       175,100         5,962,155
--------------------------------------------------------------------------------
Century
Aluminum Co. 1                                          39,300           974,247
--------------------------------------------------------------------------------
Commercial
Metals Co.                                               9,700           314,765
--------------------------------------------------------------------------------
Dynatec Corp. 1                                      1,276,100         1,313,457
--------------------------------------------------------------------------------
Goldcorp, Inc.                                          68,500           795,484
--------------------------------------------------------------------------------
Inmet Mining Corp. 1                                   136,200         1,879,321
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                   38,700           498,200


                  42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Metal
Management, Inc. 1                                      45,900    $      909,279
--------------------------------------------------------------------------------
Metals USA, Inc. 1                                      26,100           466,668
--------------------------------------------------------------------------------
NN, Inc.                                                31,300           397,823
--------------------------------------------------------------------------------
Peabody Energy Corp.                                    58,400         3,269,816
--------------------------------------------------------------------------------
Roanoke Electric
Steel Corp.                                                800            10,880
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                        31,200         1,059,552
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                            53,400         2,207,022
--------------------------------------------------------------------------------
Steel
Technologies, Inc.                                      89,619         1,978,788
--------------------------------------------------------------------------------
Titanium Metals Corp. 1                                 10,500           971,775
--------------------------------------------------------------------------------
Westmoreland
Coal Co.                                                 4,600            89,470
--------------------------------------------------------------------------------
Wheaton River
Minerals Ltd. 1                                        383,900         1,070,883
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                       125,000         2,566,250
                                                                  --------------
                                                                      30,283,961

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Deltic Timber Corp.                                     13,400           514,560
--------------------------------------------------------------------------------
Glatfelter                                              10,700           150,656
--------------------------------------------------------------------------------
Louisiana-Pacific
Corp.                                                  337,800         7,988,970
--------------------------------------------------------------------------------
Potlatch Corp.                                         142,600         5,937,864
--------------------------------------------------------------------------------
Wausau-Mosinee
Paper Corp.                                             52,400           906,520
                                                                  --------------
                                                                      15,498,570

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Alaska
Communications
Systems Group, Inc. 1                                    3,500            21,350
--------------------------------------------------------------------------------
AXXENT, Inc. 1,2                                       100,000                --
--------------------------------------------------------------------------------
CT
Communications,
Inc.                                                    41,500           624,575

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
D&E
Communications,
Inc.                                                    10,400    $      139,568
--------------------------------------------------------------------------------
General
Communication,
Inc., Cl. A 1                                           96,900           769,386
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc.                                           75,100         1,505,755
--------------------------------------------------------------------------------
Shenandoah
Telecommunications
Co.                                                      6,700           180,900
--------------------------------------------------------------------------------
Teleglobe
International
Holdings Ltd. 1                                         16,150            82,042
--------------------------------------------------------------------------------
Warwick Valley
Telephone Co.                                           12,500           265,625
                                                                  --------------
                                                                       3,589,201

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
AirGate PCS, Inc. 1                                      3,800            69,540
--------------------------------------------------------------------------------
Alamosa
Holdings, Inc. 1                                        87,000           639,450
--------------------------------------------------------------------------------
Arch Wireless,
Inc., Cl. A 1                                           22,200           632,478
--------------------------------------------------------------------------------
EMS
Technologies, Inc. 1                                     8,300           161,269
--------------------------------------------------------------------------------
Linktone Ltd., ADR 1                                    24,400           267,180
--------------------------------------------------------------------------------
Price
Communications
Corp.                                                   22,305           329,222
--------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                      232,100           979,462
                                                                  --------------
                                                                       3,078,601

--------------------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Allegheny Energy, Inc. 1                                51,300           790,533
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                     406,000           802,461
--------------------------------------------------------------------------------
Central Vermont
Public Service Corp.                                     6,500           133,185
--------------------------------------------------------------------------------
CH Energy
Group, Inc.                                             67,800         3,148,632
--------------------------------------------------------------------------------
Duquesne Light
Holdings, Inc.                                          85,000         1,641,350


                  43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
El Paso Electric Co. 1                                 126,100   $    1,946,984
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                             14,700          383,670
--------------------------------------------------------------------------------
IDACORP, Inc.                                           67,700        1,827,900
--------------------------------------------------------------------------------
MGE Energy, Inc.                                           200            6,526
--------------------------------------------------------------------------------
Northeast Utilities Co.                                 41,200          802,164
--------------------------------------------------------------------------------
PNM Resources, Inc.                                     71,200        1,478,824
--------------------------------------------------------------------------------
UIL Holdings Corp.                                      27,100        1,319,499
--------------------------------------------------------------------------------
Westar Energy, Inc.                                     78,200        1,556,962
                                                                 ---------------
                                                                     15,838,690

--------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Chesapeake
Utilities Corp.                                         28,200          640,140
--------------------------------------------------------------------------------
Energen Corp.                                          139,400        6,689,790
--------------------------------------------------------------------------------
EnergySouth, Inc.                                        3,900          156,078
--------------------------------------------------------------------------------
Laclede Group,
Inc. (The)                                              73,700        2,020,117
--------------------------------------------------------------------------------
National Fuel
Gas Co.                                                 38,100          952,500
--------------------------------------------------------------------------------
New Jersey
Resources Corp.                                         47,600        1,979,208
--------------------------------------------------------------------------------
NUI CORP                                                12,300          179,580
--------------------------------------------------------------------------------
ONEOK, Inc.                                             41,600          914,784
--------------------------------------------------------------------------------
South Jersey
Industries, Inc.                                        13,600          598,400
--------------------------------------------------------------------------------
Southwest Gas Corp.                                     34,100          822,833
                                                                 ---------------
                                                                     14,953,430

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Avista Corp.                                           147,300        2,713,266
                                                                 ---------------
Total Common Stocks
(Cost $1,693,158,661)                                             2,104,330,234

                                                                          VALUE
                                                         UNITS       SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Timco Aviation Services,
Inc. Wts., Exp. 2/28/071
(Cost $0)                                                3,661   $           --

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Timco Aviation Services,
Inc., 8% Sub. Nts., 1/2/07 2,3
(Cost $1,381)                                      $     3,671            2,717

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.9%
--------------------------------------------------------------------------------

Undivided interest of 31.98% in joint
repurchase agreement (Principal Amount/
Value $400,357,000, with a maturity value
of $400,370,679) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities,
1.23%, dated 6/30/04, to be
repurchased at $128,023,374
on 7/1/04, collateralized by U.S.
Treasury Bonds, 1.50%--8.125%,
7/31/05--8/15/21, with a value
of $338,098,960 and U.S.
Treasury Nts., 4.875%--6.75%,
5/15/05--2/15/12, with a
value of $70,754,600
(Cost $128,019,000)                                128,019,000      128,019,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,821,179,042)                                    103.3%   2,232,351,951
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (3.3)     (71,485,449)
                                                --------------------------------
NET ASSETS                                               100.0%  $2,160,866,502
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

3. Interest or dividend is paid-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately
$404,629,000) (cost $1,821,179,042)--see accompanying statement
of investments                                                                            $ 2,232,351,951
----------------------------------------------------------------------------------------------------------
Cash                                                                                            1,935,971
----------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                              410,325,548
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               48,538,818
Shares of beneficial interest sold                                                              6,294,156
Interest and dividends                                                                          1,077,514
Other                                                                                              17,284
                                                                                          ----------------
Total assets                                                                                2,700,541,242

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    410,325,548
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         124,039,167
Shares of beneficial interest redeemed                                                          3,263,383
Distribution and service plan fees                                                              1,259,172
Transfer and shareholder servicing agent fees                                                     458,638
Shareholder communications                                                                        197,884
Trustees' compensation                                                                             18,146
Other                                                                                             112,802
                                                                                          ----------------
Total liabilities                                                                             539,674,740

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 2,160,866,502
                                                                                          ================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $       112,451
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  1,640,081,188
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (1,079,117)
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                110,578,865
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             411,173,115
                                                                                          ----------------
Net Assets                                                                                $ 2,160,866,502
                                                                                          ================


                  45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,177,389,326 and 60,322,383 shares of beneficial interest outstanding)             $19.52
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                             $20.71
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $482,028,274
and 25,650,500 shares of beneficial interest outstanding)                            $18.79
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $402,056,178
and 21,360,419 shares of beneficial interest outstanding)                            $18.82
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,678,375
and 4,380,338 shares of beneficial interest outstanding)                             $19.33
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $14,714,349 and 737,806 shares of beneficial interest outstanding)         $19.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $58,006)            $ 11,626,592
--------------------------------------------------------------------------------
Portfolio lending fees                                                1,155,964
--------------------------------------------------------------------------------
Interest                                                                310,941
                                                                   -------------
Total investment income                                              13,093,497

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      11,357,615
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,234,979
Class B                                                               4,321,806
Class C                                                               3,401,329
Class N                                                                 325,245
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,302,583
Class B                                                               1,392,313
Class C                                                                 829,133
Class N                                                                 289,879
Class Y                                                                   4,322
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 112,838
Class B                                                                 125,306
Class C                                                                  44,505
Class N                                                                   2,016
--------------------------------------------------------------------------------
Custodian fees and expenses                                              36,692
--------------------------------------------------------------------------------
Trustees' compensation                                                   34,712
--------------------------------------------------------------------------------
Other                                                                   103,799
                                                                   -------------
Total expenses                                                       26,919,072
Less reduction to custodian expenses                                     (8,518)
Less payments and waivers of expenses                                   (78,184)
                                                                   -------------
Net expenses                                                         26,832,370

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (13,738,873)


                  47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  $ 266,561,733
Foreign currency transactions                                                      726,344
Net increase from payment by affiliate                                              21,974
                                                                             --------------
Net realized gain                                                              267,310,051
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                    169,170,667
Translation of assets and liabilities denominated in foreign currencies           (419,547)
                                                                             --------------
Net change in unrealized appreciation                                          168,751,120

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 422,322,298
                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                         2004                  2003
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $   (13,738,873)      $    (9,090,919)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                             267,310,051          (130,573,916)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                168,751,120           138,671,116
                                                                                 --------------------------------------
Net increase (decrease) in net assets resulting from operations                      422,322,298              (993,719)

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              378,933,360            72,951,719
Class B                                                                               44,527,545            48,632,931
Class C                                                                               81,015,380            53,042,666
Class N                                                                               27,655,726            23,607,252
Class Y                                                                                4,356,492             5,090,458

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                       958,810,801           202,331,307
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                1,202,055,701           999,724,394
                                                                                 --------------------------------------
End of period (including accumulated net investment
loss of $1,079,117 and $56,970, respectively)                                    $ 2,160,866,502       $ 1,202,055,701
                                                                                 ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JUNE 30                        2004             2003            2002            2001          2000 1
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     14.78       $    15.12      $    15.02      $    14.77      $    10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.10)            (.08)           (.08)           (.08)           (.06)
Net realized and unrealized gain (loss)              4.84             (.26)            .19            1.12            4.85
                                              ------------------------------------------------------------------------------
Total from investment operations                     4.74             (.34)            .11            1.04            4.79
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                   --               --            (.01)           (.79)           (.02)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     19.52       $    14.78      $    15.12      $    15.02      $    14.77
                                              ==============================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  32.07%           (2.25)%          0.71%           7.66%          47.98%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 1,177,389       $  584,052      $  512,337      $  294,780      $  141,721
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   904,397       $  490,057      $  386,221      $  205,916      $   75,295
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.42)%          (0.59)%         (0.50)%         (0.60)%         (0.82)%
Total expenses                                       1.17%            1.39%           1.37%           1.28%           1.50%
Expenses after payments and waivers
and reduction to custodian expenses                   N/A 4,5         1.36%            N/A 4           N/A 4           N/A 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               127%             117%            134%            181%            108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS B    YEAR ENDED JUNE 30                        2004             2003             2002             2001         2000 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  14.35        $   14.79        $   14.80        $   14.68      $   10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.20)            (.14)            (.12)            (.14)          (.11)
Net realized and unrealized gain (loss)              4.64             (.30)             .12             1.05           4.81
                                                 ----------------------------------------------------------------------------
Total from investment operations                     4.44             (.44)              --              .91           4.70
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                   --               --             (.01)            (.79)          (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  18.79        $   14.35        $   14.79        $   14.80      $   14.68
                                                 ============================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  30.94%           (2.98)%          (0.02)%           6.79%         47.08%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $482,028        $ 330,174        $ 285,102        $ 177,479      $  99,060
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $432,160        $ 268,057        $ 218,939        $ 128,350      $  51,951
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (1.26)%          (1.34)%          (1.25)%          (1.36)%        (1.53)%
Total expenses                                       2.01%            2.21%            2.12%            2.05%          2.21%
Expenses after payments and waivers
and reduction to custodian expenses                   N/A 4,5         2.11%             N/A 4            N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               127%             117%             134%             181%           108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JUNE 30                        2004             2003             2002            2001          2000 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  14.36        $   14.79        $   14.81        $  14.68       $   10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.17)            (.13)            (.10)           (.13)           (.10)
Net realized and unrealized gain (loss)              4.63             (.30)             .09            1.05            4.80
                                                 -----------------------------------------------------------------------------
Total from investment operations                     4.46             (.43)            (.01)            .92            4.70
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                   --               --             (.01)           (.79)           (.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  18.82        $   14.36        $   14.79        $  14.81       $   14.68
                                                 =============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  31.06%           (2.91)%          (0.09)%          6.86%          47.08%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $402,056        $ 238,717        $ 186,108        $ 89,814       $  43,695
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $340,201        $ 186,380        $ 127,393        $ 60,762       $  21,984
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (1.17)%          (1.30)%          (1.23)%         (1.36)%         (1.54)%
Total expenses                                       1.91% 4,5        2.07% 4          2.12% 4         2.05% 4         2.21% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               127%             117%             134%            181%            108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS N    YEAR ENDED JUNE 30                              2004              2003              2002            2001 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    14.69        $    15.05        $    15.00        $    13.53
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14)             (.11)             (.12)             (.02)
Net realized and unrealized gain (loss)                    4.78              (.25)              .18              1.49
                                                     ------------------------------------------------------------------
Total from investment operations                           4.64              (.36)              .06              1.47
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                         --                --              (.01)               --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    19.33        $    14.69        $    15.05        $    15.00
                                                     ==================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        31.59%            (2.39)%            0.38%            10.87%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   84,678        $   41,474        $   14,557        $      995
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   65,107        $   24,417        $    5,924        $      445
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.77)%           (0.83)%           (0.66)%           (0.76)%
Total expenses                                             1.61%             1.64%             1.65%             1.59%
Expenses after payments and waivers
and reduction to custodian expenses                        1.52%             1.60%              N/A 4             N/A 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     127%              117%              134%              181%

1. For the period from March 1, 2001 (commencement of operations) to June 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED JUNE 30                        2004            2003           2002           2001       2000 1
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  15.03        $  15.27       $  15.11       $  14.82     $  10.00
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.03)           (.07)          (.10)          (.05)        (.04)
Net realized and unrealized gain (loss)              4.94            (.17)           .27           1.13         4.88
                                                 ---------------------------------------------------------------------
Total from investment operations                     4.91            (.24)           .17           1.08         4.84
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                   --              --           (.01)          (.79)        (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  19.94        $  15.03       $  15.27       $  15.11     $  14.82
                                                 =====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  32.67%          (1.57)%         1.11%          7.90%       48.48%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 14,714        $  7,637       $  1,619       $      2     $      1
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 11,428        $  3,460       $    813       $      2     $      1
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.06%           0.00%          0.01%         (0.23)%      (0.37)%
Total expenses                                       0.70%           0.79%          0.97%          0.89%        1.18%
Expenses after payments and waivers
and reduction to custodian expenses                   N/A 4           N/A 4         0.93%           N/A 4        N/A 4
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               127%            117%           134%           181%         108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                  56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
           UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED     OTHER INVESTMENTS
           NET INVESTMENT       LONG-TERM           LOSS    FOR FEDERAL INCOME
           INCOME                    GAIN   CARRYFORWARD 1        TAX PURPOSES
           -------------------------------------------------------------------
           $--               $113,598,391            $--          $407,085,153

1. During the fiscal year ended June 30, 2004, the Fund utilized $70,002,232 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                                 REDUCTION TO
                                             REDUCTION TO     ACCUMULATED NET
                 INCREASE TO PAID-IN      ACCUMULATED NET    REALIZED GAIN ON
                 CAPITAL                  INVESTMENT LOSS          INVESTMENTS 2
                 ---------------------------------------------------------------
                 $262,557                     $12,716,726          $12,979,283

2. $13,062,750, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

No distributions were paid during the years ended June 30, 2004 and June 30, 2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities     $1,825,267,004
                                                    ===============
                 Gross unrealized appreciation      $  429,416,346
                 Gross unrealized depreciation         (22,331,193)
                                                    ---------------
                 Net unrealized appreciation        $  407,085,153
                                                    ===============


                  57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                  58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         YEAR ENDED JUNE 30, 2004              YEAR ENDED JUNE 30, 2003
                       SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold               32,939,499       $ 598,701,241        28,842,216       $ 373,711,631
Redeemed          (12,136,242)       (219,767,881)      (23,218,757)       (300,759,912)
                  ---------------------------------------------------------------------
Net increase       20,803,257       $ 378,933,360         5,623,459       $  72,951,719
                  =====================================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                6,984,210       $ 120,455,940         9,370,965       $ 119,637,485
Redeemed           (4,345,520)        (75,928,395)       (5,642,090)        (71,004,554)
                  ---------------------------------------------------------------------
Net increase        2,638,690       $  44,527,545         3,728,875       $  48,632,931
                  =====================================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                8,263,691       $ 143,367,935         8,888,859       $ 113,501,879
Redeemed           (3,529,199)        (62,352,555)       (4,846,737)        (60,459,213)
                  ---------------------------------------------------------------------
Net increase        4,734,492       $  81,015,380         4,042,122       $  53,042,666
                  =====================================================================

---------------------------------------------------------------------------------------
CLASS N
Sold                2,411,657       $  43,148,843         2,316,468       $  29,545,217
Redeemed             (855,151)        (15,493,117)         (459,607)         (5,937,965)
                  ---------------------------------------------------------------------
Net increase        1,556,506       $  27,655,726         1,856,861       $  23,607,252
                  =====================================================================

---------------------------------------------------------------------------------------
CLASS Y
Sold                  477,927       $   8,743,537           491,287       $   6,261,675
Redeemed             (248,379)         (4,387,045)          (89,058)         (1,171,217)
                  ---------------------------------------------------------------------
Net increase          229,548       $   4,356,492           402,229       $   5,090,458
                  =====================================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2004, were $2,697,938,742 and $2,187,267,462, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                  59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2004, the Fund paid $4,601,748 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2004 for Class B, Class C and Class N shares were $7,850,039, $4,289,234 and $1,149,185, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                  60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
 June 30, 2004      $1,170,448         $10,687        $669,259         $51,104         $87,171

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $21,974, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2004, OFS waived $5,541, $9,727, $4,002 and $58,914 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.


                  61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $2,667,460, which represents 0.12% of the Fund's net assets, of which $1,114,613 is considered restricted. Information concerning restricted securities is as follows:

                                                       VALUATION
                           ACQUISITION                     AS OF      UNREALIZED
SECURITY                          DATE      COST   JUNE 30, 2004    APPRECIATION
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Esprit Exploration Ltd.         6/4/02  $784,403      $1,114,613        $330,210

--------------------------------------------------------------------------------

7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had on loan securities valued at approximately $404,629,000. Cash of $410,325,548 was received as collateral for the loans, and has been invested in approved instruments.


                  62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 13, 2004


                  63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2004 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                  64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE      TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF
                                  PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803
TRUSTEES                          S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE
                                  SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking
Vice Chairman (since 2003)        companies: Cherry Creek Mortgage Company (since 1991),
and Trustee (since 1999)          Centennial State Mortgage Company (since 1994), The El
Age: 67                           Paso Mortgage Company (since 1993), Transland Financial
                                  Services, Inc. (since 1997); Chairman of the following
                                  private companies: Great Frontier Insurance (insurance
                                  agency) (since 1995), Ambassador Media Corporation and
                                  Broadway Ventures (since 1984); a director of the
                                  following public companies: Helmerich & Payne, Inc. (oil
                                  and gas drilling/production company) (since 1992) and
                                  UNUMProvident (insurance company) (since 1991). Mr.
                                  Armstrong is also a Director/Trustee of Campus Crusade
                                  for Christ and the Bradley Foundation. Formerly a
                                  director of the following: Storage Technology
                                  Corporation (a publicly-held computer equipment company)
                                  (1991-February 2003), and International Family
                                  Entertainment (television channel) (1992-1997), Frontier
                                  Real Estate, Inc. (residential real estate brokerage)
                                  (1994-1999), and Frontier Title (title insurance agency)
                                  (1995-June 1999); a U.S. Senator (January 1979-January
                                  1991). Oversees 38 portfolios in the OppenheimerFunds
                                  complex.

ROBERT G. AVIS,                   Formerly, Director and President of A.G. Edwards
Trustee (since 1999)              Capital, Inc. (General Partner of private equity funds)
Age: 73                           (until February 2001); Chairman, President and Chief
                                  Executive Officer of A.G. Edwards Capital, Inc. (until
                                  March 2000); Vice Chairman and Director of A.G. Edwards,
                                  Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its
                                  brokerage company subsidiary) (until March 1999);
                                  Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                                  Management (investment advisor) (until March 1999); and
                                  a Director (until March 2000) of A.G. Edwards & Sons and
                                  A.G. Edwards Trust Company. Oversees 38 portfolios in
                                  the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Formerly Assistant Secretary and a director (December
Trustee (since 1999)              1991-April 1999) of Centennial Asset Management
Age: 67                           Corporation; President, Treasurer and a director (June
                                  1989-April 1999) of Centennial Capital Corporation;
                                  Chief Executive Officer and a director of MultiSource
                                  Services, Inc. (March 1996-April 1999). Until April 1999
                                  Mr. Bowen held several positions in subsidiary or
                                  affiliated companies of the Manager. Oversees 38
                                  portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                A member of The Life Guard of Mount Vernon, George
Trustee (since 1999)              Washington's home (since June 2000). Formerly Director
Age: 65                           (March 2001-May 2002) of Genetic ID, Inc. and its
                                  subsidiaries (a privately held biotech company); a
                                  partner (July 1974-June 1999) with
                                  PricewaterhouseCoopers LLP (an accounting firm); and
                                  Chairman (July 1994-June 1998) of Price Waterhouse LLP
                                  Global Investment Management Industry Services Group.
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director (since February 1998) of Rocky Mountain Elk
Trustee (since 1999)              Foundation (a not-for-profit foundation); a director
Age: 62                           (since 1997) of Putnam Lovell Finance (finance company);
                                  a director (since June 2002) of UNUMProvident (an
                                  insurance company). Formerly a director (October
                                  1999-October 2003) of P.R. Pharmaceuticals (a privately
                                  held company); Chairman and a director (until October
                                  1996) and President and Chief Executive Officer (until
                                  October 1995) of the Manager; President, Chief Executive
                                  Officer and a director (until October 1995) of
                                  Oppenheimer Acquisition Corp., Shareholders Services
                                  Inc. and Shareholder Financial Services, Inc. Oversees
                                  38 portfolios in the OppenheimerFunds complex.


                  65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SAM FREEDMAN,                     Director of Colorado Uplift (a non-profit charity)
Trustee (since 1999)              (since September 1984). Formerly (until October 1994)
Age: 63                           Mr. Freedman held several positions in subsidiary or
                                  affiliated companies of the Manager. Oversees 38
                                  portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey International Studies (an
Trustee (since 2002)              educational organization) (since February 2000); a
Age: 57                           director of The California Endowment (a philanthropic
                                  organization) (since April 2002) and of Community
                                  Hospital of Monterey Peninsula (educational
                                  organization) (since February 2002); a director of
                                  America Funds Emerging Markets Growth Fund (since
                                  October 1991) (an investment company); an advisor to
                                  Credit Suisse First Boston's Sprout venture capital
                                  unit. Mrs. Hamilton also is a member of the investment
                                  committees of the Rockefeller Foundation and of the
                                  University of Michigan. Formerly, Trustee of MassMutual
                                  Institutional Funds (open-end investment company)
                                  (1996-May 2004); a director of MML Series Investment
                                  Fund (April 1989-May 2004) and MML Services (April
                                  1987-May 2004) (investment companies); member of the
                                  investment committee (2000-2003) of Hartford Hospital;
                                  an advisor (2000-2003) to Unilever (Holland)'s pension
                                  fund; and President (February 1991-April 2000) of ARCO
                                  Investment Management Company. Oversees 37 portfolios in
                                  the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Steele Street State Bank (a commercial
Trustee (since 2002)              banking entity) (since August 2003), Jones Knowledge,
Age: 59                           Inc. (a privately held company) (since 2001), U.S.
                                  Exploration, Inc. (oil and gas exploration) (since 1997)
                                  and Colorado UpLIFT (a non-profit organization) (since
                                  1986); a trustee (since 2000) of the Gallagher Family
                                  Foundation (non-profit organization). Formerly, Chairman
                                  of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and
                                  formerly Colorado National Bank,) (July 1996-April 1,
                                  1999) and a director of Commercial Assets, Inc. (a REIT)
                                  (1993-2000). Oversees 37 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Institutional Funds (since 1996)
Trustee (since 2002)              and MML Series Investment Fund (since 1987) (both
Age: 62                           open-end investment companies) and the Springfield
                                  Library and Museum Association (since 1995) (museums)
                                  and the Community Music School of Springfield (music
                                  school) (since 1996); Trustee (since 1987), Chairman of
                                  the Board (since 2003) and Chairman of the investment
                                  committee (since 1994) for the Worcester Polytech
                                  Institute (private university); and President and
                                  Treasurer (since January 1999) of the SIS Fund (a
                                  private not for profit charitable fund). Formerly,
                                  member of the investment committee of the Community
                                  Foundation of Western Massachusetts (1998 - 2003);
                                  Chairman (January 1999-July 1999) of SIS & Family Bank,
                                  F.S.B. (formerly SIS Bank) (commercial bank); and
                                  Executive Vice President (January 1999-July 1999) of
                                  Peoples Heritage Financial Group, Inc. (commercial
                                  bank). Oversees 38 portfolios in the OppenheimerFunds
                                  complex.

------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO
AND OFFICER                       WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                                  NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                  INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                                  REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since
President and Trustee             June 2001) and President (since September 2000) of the
(since 2001)                      Manager; President and a director or trustee of other
Age: 55                           Oppenheimer funds; President and a director (since July
                                  2001) of Oppenheimer Acquisition Corp. (the Manager's
                                  parent holding company) and of Oppenheimer Partnership
                                  Holdings, Inc. (a holding company subsidiary of the
                                  Manager); a director (since November 2001) of
                                  OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                  Manager); Chairman and a director (since July 2001) of
                                  Shareholder Services, Inc. and of Shareholder Financial
                                  Services, Inc. (transfer


                  66 | OPPENHEIMER MAIN STREET SMALL CAP FUND

JOHN V. MURPHY,                   agent subsidiaries of the Manager); President and a
Continued                         director (since July 2001) of OppenheimerFunds Legacy
                                  Program (a charitable trust program established by the
                                  Manager); a director of the following investment
                                  advisory subsidiaries of the Manager: OFI Institutional
                                  Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation
                                  and Tremont Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management Corporation and OFI
                                  Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and a director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President (since February 1997) of
                                  Massachusetts Mutual Life Insurance Company (the
                                  Manager's parent company); a director (since June 1995)
                                  of DLB Acquisition Corporation (a holding company that
                                  owns the shares of Babson Capital Management LLC); a
                                  member of the Investment Company Institute's Board of
                                  Governors (elected to serve from October 3, 2003 through
                                  September 30, 2006). Formerly, Chief Operating Officer
                                  (September 2000-June 2001) of the Manager; President and
                                  trustee (November 1999-November 2001) of MML Series
                                  Investment Fund and MassMutual Institutional Funds
                                  (open-end investment companies); a director (September
                                  1999-August 2000) of C.M. Life Insurance Company;
                                  President, Chief Executive Officer and director
                                  (September 1999-August 2000) of MML Bay State Life
                                  Insurance Company; a director (June 1989-June 1998) of
                                  Emerald Isle Bancorp and Hibernia Savings Bank (a
                                  wholly-owned subsidiary of Emerald Isle Bancorp).
                                  Oversees 73 portfolios as Trustee/ Director and 10
                                  portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS                          THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS
                                  FOLLOWS: FOR MESSRS. MONOYIOS, ZACK AND ZAVANELLI, TWO
                                  WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                                  NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND
                                  WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                                  EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR
                                  HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS MONOYIOS,                Vice President of the Manager since April 1998; a
Vice President (since 1999)       Certified Financial Analyst. An officer of 6 portfolios
Age: 54                           in the OppenheimerFunds complex.

MARK ZAVANELLI,                   Vice President of the Manager since November 2000; a
Vice President (since 1999)       Chartered Financial Analyst; an officer of 2 portfolios
Age: 33                           in the OppenheimerFunds complex. Prior to joining the
                                  Manager in May 1998 he was President of Waterside
                                  Capital Management, a registered investment advisor
                                  (August 1995 - April 1998).

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999)
Treasurer (since 1999)            of the Manager; Treasurer of HarbourView Asset
Age: 44                           Management Corporation, Shareholder Financial Services,
                                  Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                                  Management Corporation, and Oppenheimer Partnership
                                  Holdings, Inc. (since March 1999), of OFI Private
                                  Investments, Inc. (since March 2000), of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc (since May 2000), of OFI Institutional Asset
                                  Management, Inc. (since November 2000), and of
                                  OppenheimerFunds Legacy Program (a Colorado non-profit
                                  corporation) (since June 2003); Treasurer and Chief
                                  Financial Officer (since May 2000) of OFI Trust Company
                                  (a trust company subsidiary of the Manager); Assistant
                                  Treasurer (since March 1999) of Oppenheimer Acquisition
                                  Corp. Formerly Assistant Treasurer of Centennial Asset
                                  Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer (March 1995-March
                                  1999) at Bankers Trust Company-Mutual Fund Services
                                  Division. An officer of 83 portfolios in the
                                  OppenheimerFunds complex.


                  67 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and
Vice President & Secretary        General Counsel (since February 2002) of the Manager;
(since 2001)                      General Counsel and a director (since November 2001) of
Age: 56                           the Distributor; General Counsel (since November 2001)
                                  of Centennial Asset Management Corporation; Senior Vice
                                  President and General Counsel (since November 2001) of
                                  HarbourView Asset Management Corporation; Secretary and
                                  General Counsel (since November 2001) of Oppenheimer
                                  Acquisition Corp.; Assistant Secretary and a director
                                  (since October 1997) of OppenheimerFunds International
                                  Ltd. and OppenheimerFunds plc; Vice President and a
                                  director (since November 2001) of Oppenheimer
                                  Partnership Holdings, Inc.; a director (since November
                                  2001) of Oppenheimer Real Asset Management, Inc.; Senior
                                  Vice President, General Counsel and a director (since
                                  November 2001) of Shareholder Financial Services, Inc.,
                                  Shareholder Services, Inc., OFI Private Investments,
                                  Inc. and OFI Trust Company; Vice President (since
                                  November 2001) of OppenheimerFunds Legacy Program;
                                  Senior Vice President and General Counsel (since
                                  November 2001) of OFI Institutional Asset Management,
                                  Inc.; a director (since June 2003) of OppenheimerFunds
                                  (Asia) Limited. Formerly Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May
                                  1981-October 2001) of the Manager; Assistant Secretary
                                  of Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November
                                  1989-November 2001); and OppenheimerFunds International
                                  Ltd. (October 1997-November 2001). An officer of 83
                                  portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer
Vice President (since 2004)       (since March 2004) of the Manager; Vice President (since
Age: 53                           June 1983) of OppenheimerFunds Distributor, Inc.,
                                  Centennial Asset Management Corporation and Shareholder
                                  Services, Inc. Formerly (until February 2004) Vice
                                  President and Director of Internal Audit of
                                  OppenheimerFunds, Inc. An officer of 83 portfolios in
                                  the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                  68 | OPPENHEIMER MAIN STREET SMALL CAP FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $23,000 in fiscal 2004 and $19,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $51,734 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $62,604 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)